Quarterly Holdings Report
for

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

TSS-QTLY-0420
1.9885906.102

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 58.4%
	Principal Amount	Value
Alabama - 0.8%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Bonds Series 2006 C1, 1.85%, tender 11/1/22 (a)	$1,025,000	$1,047,550
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A:
4% 6/1/20	1,500,000	1,511,048
4% 6/1/21	1,250,000	1,295,938
4% 6/1/23	1,750,000	1,911,245
Bonds:
Series 2016 A, 4%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)	7,435,000	7,709,872
Series 2017 A, 4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)	2,415,000	2,579,172
Health Care Auth. for Baptist Health Series 2006 B, 1.25%, tender 11/15/37 (a)	1,300,000	1,300,000
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	270,000	281,904
Lower Alabama Gas District (No. 2 Proj.) Series 2020, 4% 12/1/21	100,000	105,141
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	16,127
5% 3/1/23	20,000	22,210
5% 3/1/24	25,000	28,608
5% 3/1/25	25,000	29,443
Series 2016 B:
5% 3/1/22	80,000	86,009
5% 3/1/23	405,000	449,748
5% 3/1/24	45,000	51,494
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	8,440,000	8,444,241
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	65,000	65,000
5% 3/1/21	10,000	10,343
5% 3/1/22	70,000	74,713

TOTAL ALABAMA		27,019,806

Alaska - 0.1%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	33,106
Series C, 5% 9/1/22	20,000	22,071
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	3,615,000	3,731,412
Series 2003 C, 5% 1/1/21	670,000	691,576

TOTAL ALASKA		4,478,165

Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	140,000	149,223
5% 10/1/22	150,000	165,921
5% 10/1/23	195,000	223,593
5% 10/1/24	195,000	231,235
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/21	500,000	518,183
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	25,000	26,738
5% 12/1/22	15,000	16,646
5% 12/1/23	20,000	22,971
5% 12/1/24	35,000	41,538
Bonds Series 2013 A3, 3%, tender 2/1/23 (a)	2,000,000	2,060,760
Arizona State Lottery Rev. Series 2019:
5% 7/1/20	145,000	147,007
5% 7/1/22	690,000	756,544
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,100,000	5,326,950
Series 2007, 2.7%, tender 8/14/23 (a)(b)	6,500,000	6,836,960
Series 2019, 5%, tender 6/3/24 (a)(b)	1,570,000	1,823,367
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	3,995,000	3,999,867
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	280,342
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	21,934
Series 2017, 5% 7/1/22	75,000	82,251
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	15,828
5% 7/1/22 (FSA Insured)	25,000	27,411
5% 7/1/23 (FSA Insured)	30,000	34,118
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 1.53%, tender 10/18/22 (a)(c)	4,185,000	4,200,987
Series 2019 D, 5%, tender 5/15/26 (a)	545,000	674,536
Series B, 5%, tender 10/18/22 (a)	1,850,000	2,047,358
Series 2016 A, 5% 1/1/25	105,000	125,224
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (d)	220,000	220,817
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/21 (b)	2,750,000	2,897,318
Series 2018:
5% 7/1/20 (b)	620,000	628,313
5% 7/1/23 (b)	1,100,000	1,243,605
Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,128,790
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.1%, tender 5/1/20 (a)(b)	18,380,000	18,383,816
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	53,594
5% 12/1/22	55,000	61,162
5% 12/1/23	75,000	86,411
Pima County Swr. Sys. Rev. Series 2020 A:
5% 7/1/22 (e)	285,000	312,560
5% 7/1/23 (e)	260,000	295,719
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 1.1%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Western Maricopa Ed. Ctr. District Series 2019 B, 4% 7/1/21	1,365,000	1,422,385
Yavapai County Indl. Dev. Auth. Series 2019:
5% 8/1/21	225,000	238,068
5% 8/1/22	425,000	466,047
5% 8/1/23	355,000	402,740

TOTAL ARIZONA		72,423,837

Arkansas - 0.7%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev.:
(NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (a)	5,000,000	5,014,800
Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,924,905
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	8,068,106
Series 2019, 1.37%, tender 3/1/22 (a)	6,000,000	6,028,500
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,499,158

TOTAL ARKANSAS		23,535,469

California - 2.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	115,000	127,808
Series B, 2.85%, tender 4/1/25 (a)	95,000	103,636
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.4%, tender 5/1/21 (a)	5,995,000	5,996,739
Series 2013 D, 1.44%, tender 3/5/20 (a)	4,690,000	4,690,490
Series 2013, SIFMA Municipal Swap Index + 0.380% 1.53%, tender 12/1/22 (a)(c)	3,270,000	3,278,960
5.25% 9/1/22	35,000	38,904
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 3 month U.S. LIBOR + 0.370% 1.604%, tender 3/2/20 (a)(c)	7,150,000	7,151,756
Series 2012 B, 1 month U.S. LIBOR + 0.200% 1.36%, tender 4/1/21 (a)(c)	5,000,000	5,007,500
Series 2018 A, 1 month U.S. LIBOR + 0.380% 1.511%, tender 8/1/21 (a)(c)	400,000	400,556
Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.511%, tender 8/1/21 (a)(c)	1,555,000	1,557,161
Series 2018 D, 1 month U.S. LIBOR + 0.380% 1.511%, tender 8/1/21 (a)(c)	5,500,000	5,507,645
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 1.09%, tender 5/1/20 (a)(b)(d)	1,000,000	1,000,192
Series 2017 A2, 1.17%, tender 4/15/20 (a)(b)(d)	2,000,000	2,000,136
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,041,497
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
1.23%, tender 7/1/41 (FSA Insured) (a)	2,225,000	2,225,000
1.29%, tender 7/1/40 (FSA Insured) (a)	4,075,000	4,075,000
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,275,051
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	25,000	26,255
5% 6/1/22	40,000	43,566
5% 6/1/23	45,000	50,726
5% 6/1/24	25,000	29,141
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	71,762
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (b)	800,000	903,744
Series F, 5% 5/15/22 (b)	1,400,000	1,526,714
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,626
Palomar Pomerado Health Care Dis:
Series 2006 A, 2.24%, tender 11/1/36 (FSA Insured) (a)	5,125,000	5,125,000
Series 2006 B, 2.15%, tender 11/1/36 (FSA Insured) (a)	4,925,000	4,925,000
Series 2006 C, 2.13%, tender 11/1/36 (FSA Insured) (a)	2,400,000	2,400,000
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	55,000	57,539
San Jose Int. Arpt. Rev.:
Series 2011 A1, 5.25% 3/1/20 (b)	2,000,000	2,000,000
Series 2017 A, 5% 3/1/21 (b)	2,550,000	2,654,571
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	35,236
Washington Township Health Care District Rev. Series 2019 A, 5% 7/1/20	400,000	405,350

TOTAL CALIFORNIA		67,755,261

Colorado - 1.1%
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	510,000	531,201
Series 2019 B:
5%, tender 8/1/25 (a)	300,000	354,687
5%, tender 8/1/26 (a)	240,000	290,981
5%, tender 11/19/26 (a)	1,490,000	1,871,962
Series 2019 A, 5% 11/1/20	2,000,000	2,054,580
Series 2019, 4% 1/1/21	650,000	662,658
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	620,000	606,961
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	122,354
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	200,000	225,176
Series 2019 H, 4.25% 11/1/49	110,000	124,015
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	115,000	116,164
5% 6/1/23	100,000	113,214
Series 2014 A, 5% 6/1/23	85,000	96,232
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	1,120,000	1,187,166
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	900,000	962,415
Series 2007, 1.15%, tender 11/15/25 (a)	3,150,000	3,150,000
Series 2011 A, 5.25% 11/15/22 (b)	1,750,000	1,882,790
Series 2012 A, 5% 11/15/22 (b)	455,000	504,004
Series 2013 A, 5% 11/15/22 (b)	500,000	553,425
Series 2017 A:
5% 11/15/21 (b)	565,000	604,183
5% 11/15/22 (b)	3,455,000	3,827,104
Series 2018 A:
5% 12/1/20 (b)	8,375,000	8,636,094
5% 12/1/21 (b)	1,000,000	1,071,150
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A, 5% 12/1/20 (d)	325,000	334,292
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2019 A, 1 month U.S. LIBOR + 0.420% 1.511%, tender 9/1/21 (a)(c)	2,250,000	2,252,273
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	805,000	801,236
Series 2015 A:
2.35% 9/1/20	100,000	100,689
5% 9/1/20	275,000	280,481
Series B:
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	995,325
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	517,230
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	155,335
Vauxmont Metropolitan District Series 2019:
5% 12/15/22	100,000	109,581
5% 12/15/23	120,000	135,271

TOTAL COLORADO		35,230,229

Connecticut - 2.0%
City of New Haven Series A, 5% 8/1/22	1,000,000	1,087,060
Connecticut Gen. Oblig.:
Series 2011 B, 5% 5/15/21	705,000	740,194
Series 2011 D, 5% 11/1/22	185,000	197,702
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.4% 4/15/20 (a)(c)	4,135,000	4,140,913
Series 2012 C, 5% 6/1/21	510,000	536,398
Series 2013 A, SIFMA Municipal Swap Index + 0.650% 1.8% 3/1/20 (a)(c)	105,000	105,000
Series 2013 D, 5% 8/15/20	190,000	193,568
Series 2014 A:
4% 3/1/21	500,000	515,766
4% 3/1/22	450,000	478,359
Series 2014 H, 5% 11/15/21	680,000	728,001
Series 2015 A, 5% 3/15/22	1,035,000	1,122,313
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.05% 6/15/21 (a)(c)	2,500,000	2,525,575
Series 2015 F, 5% 11/15/20	275,000	283,023
Series 2016 A, 5% 3/15/26	45,000	55,678
Series 2016 B:
5% 5/15/21	1,875,000	1,968,600
5% 5/15/22	350,000	381,920
Series 2016 E, 5% 10/15/20	1,080,000	1,107,770
Series 2016 G:
3% 11/1/20	335,000	339,825
5% 11/1/21	1,200,000	1,282,776
Series 2017 B, 3% 4/15/22	325,000	339,914
Series 2018 B:
5% 4/15/22	810,000	881,102
5% 4/15/23	500,000	563,180
Series 2018 E, 5% 9/15/20	415,000	424,234
Series 2018 F:
5% 9/15/20	750,000	766,688
5% 9/15/21	265,000	281,886
5% 9/15/22	225,000	248,596
Series 2019 A:
5% 4/15/23	525,000	591,339
5% 4/15/25	1,480,000	1,784,096
Series 2019 B, 5% 2/15/22	6,000,000	6,485,400
Series D, SIFMA Municipal Swap Index + 1.020% 2.17% 8/15/20 (a)(c)	890,000	893,891
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,088,339
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	911,556
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,000,000	5,027,350
Series 2014 B, 1.8%, tender 7/1/24 (a)	345,000	355,312
Series 2015 A, 2.05%, tender 7/21/21 (a)	9,975,000	10,130,810
Series 2018 S, 5% 7/1/20	1,200,000	1,215,929
Series A, 5% 7/1/21 (Escrowed to Maturity)	800,000	844,608
Series N:
5% 7/1/21	610,000	642,098
5% 7/1/22	400,000	435,372
5% 7/1/23	415,000	466,564
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (b)	300,000	329,943
Series 2017 B:
5% 11/15/21 (b)	655,000	696,992
5% 11/15/23 (b)	125,000	141,740
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	272,666
Bonds:
Series 2017 E-3, 1.5%, tender 10/1/20 (a)	505,000	505,202
Series 2019 E, 1.625%, tender 11/15/22 (a)	3,000,000	3,009,900
Series 2019 F, 1.45%, tender 5/1/20 (a)(b)	2,000,000	2,001,298
Series 2013 B2, 4% 11/15/32	60,000	61,754
Series 2016 F:
1.55% 5/15/20 (b)	220,000	220,173
1.6% 11/15/20 (b)	565,000	566,686
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/23	355,000	395,438
Series 2012 B, 5% 1/1/21	325,000	336,043
Series 2016 A, 5% 9/1/21	700,000	742,833
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,087,520
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/20 (b)	315,000	318,623
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	65,000	65,000
5% 3/1/21 (FSA Insured)	90,000	93,553
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	24,025
Series B, 5% 2/1/22	350,000	374,157
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	205,546
Series 2019 A, 5% 11/1/25	225,000	274,979

TOTAL CONNECTICUT		65,892,776

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	45,000	46,529
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,039,175
District of Columbia Income Tax Rev. Series 2020 B, 5% 10/1/22 (e)	600,000	664,272
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (b)	250,000	265,818
5% 10/1/22 (b)	430,000	457,490
5% 10/1/23 (b)	140,000	148,974
5% 10/1/24 (b)	115,000	122,372
Series 2012 A, 5% 10/1/22 (b)	140,000	154,406
Series 2014 A:
5% 10/1/20 (b)	540,000	552,567
5% 10/1/21 (b)	400,000	425,308
5% 10/1/23 (b)	10,000	11,406
Series 2017 A, 5% 10/1/26 (b)	145,000	180,584
Series 2019 A:
5% 10/1/20 (b)	800,000	818,618
5% 10/1/21 (b)	130,000	138,225
5% 10/1/22 (b)	290,000	319,841
5% 10/1/23 (b)	50,000	57,028
5% 10/1/25 (b)	155,000	188,006
Series 2020 A:
5% 10/1/21(b)(e)	1,200,000	1,257,636
5% 10/1/22(b)(e)	1,750,000	1,899,153
5% 10/1/23(b)(e)	925,000	1,037,869
5% 10/1/24(b)(e)	530,000	612,770
5% 10/1/25(b)(e)	530,000	630,075
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/20	1,000,000	1,013,708

TOTAL DISTRICT OF COLUMBIA		15,995,301

Florida - 2.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 B1, 5% 12/1/20	550,000	566,477
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	20,000	21,104
Series 2015 C:
5% 7/1/21	15,000	15,828
5% 7/1/22	80,000	87,462
5% 7/1/23	65,000	73,646
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (b)	2,000,000	2,046,664
Series 2012 Q, 5% 10/1/21 (b)	320,000	340,298
Series 2013 A:
5% 10/1/20 (b)	300,000	307,000
5.25% 10/1/32 (Pre-Refunded to 10/1/23 @ 100) (b)	250,000	286,773
Series 2015 A, 5% 10/1/20 (b)	1,750,000	1,790,831
Series 2015 C, 5% 10/1/24 (b)	110,000	129,411
Series 2017, 5% 10/1/20 (b)	1,030,000	1,054,032
Series 2019 A, 5% 10/1/21 (b)	2,185,000	2,323,595
Series 2019 B:
5% 10/1/20 (b)	925,000	946,582
5% 10/1/21 (b)	1,665,000	1,770,611
5% 10/1/23 (b)	700,000	798,119
Series 2019, 5% 10/1/20(b)	2,770,000	2,834,629
Series A:
5% 10/1/22 (b)	65,000	71,671
5% 10/1/23 (b)	90,000	102,615
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2019 B, 1.2%, tender 8/1/21 (a)	4,000,000	4,010,640
Broward County Port Facilities Rev. Series 2011 B:
4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	475,000	500,261
5% 9/1/20 (b)	165,000	168,338
5% 9/1/20 (Escrowed to Maturity) (b)	335,000	341,458
5% 9/1/21 (b)	115,000	121,841
5% 9/1/21 (Escrowed to Maturity) (b)	240,000	253,910
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	76,785
Series 2015 A:
5% 7/1/21	100,000	105,549
5% 7/1/22	75,000	82,270
5% 7/1/23	60,000	68,278
5% 7/1/24	30,000	35,234
Series 2015 B:
5% 7/1/22	100,000	109,693
5% 7/1/23	60,000	68,278
5% 7/1/24	25,000	29,361
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 A:
5% 7/1/20	360,000	364,887
5% 7/1/21	625,000	658,994
Series 2019 B:
5% 7/1/20	500,000	506,787
5% 7/1/21	1,000,000	1,054,390
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/21	2,715,000	2,854,497
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	700,000	731,521
Florida Higher Edl. Facilities Fing. Auth. Series 2019:
5% 10/1/20	225,000	229,840
5% 10/1/21	450,000	475,407
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,530,375
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	410,000	413,167
2% 7/1/21	355,000	359,388
2.05% 1/1/22	275,000	279,920
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	21,204
5% 10/1/22	45,000	49,340
5% 10/1/23	55,000	62,191
5% 10/1/24	45,000	52,349
5% 10/1/25	40,000	47,894
5% 10/1/26	45,000	53,904
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (b)	500,000	523,750
Series 2015 A, 4% 10/1/22 (b)	430,000	463,437
Series 2016, 5% 10/1/20 (b)	100,000	102,333
Series 2017 A:
5% 10/1/25 (b)	20,000	24,211
5% 10/1/26 (b)	45,000	55,850
Series 2019 A:
5% 10/1/20 (b)	1,380,000	1,412,198
5% 10/1/22 (b)	2,415,000	2,664,156
5% 10/1/23 (b)	700,000	798,651
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	33,595
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	49,740
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	20,270
5% 7/1/22	45,000	49,219
5% 7/1/23	45,000	50,970
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 B, 5% 10/1/21	820,000	868,815
Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	430,000	476,100
Series 2013 D, 5% 10/1/20	670,000	684,884
Series 2014 A:
5% 10/1/20	770,000	787,106
5% 10/1/21	1,380,000	1,462,828
JEA Saint Johns River Pwr. Park Sys. Rev. Series 6, 5% 10/1/20	250,000	250,734
Lee County Solid Waste Sys. Rev. Series 2016, 5% 10/1/20 (b)	1,425,000	1,454,402
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	22,101
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	35,783
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	110,434
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/20 (b)	1,150,000	1,176,832
5% 10/1/21 (b)	335,000	356,249
Series 2014:
5% 10/1/20 (b)	560,000	573,066
5% 10/1/22 (b)	235,000	259,182
Series 2015 A, 5% 10/1/21 (b)	255,000	271,175
Series 2017 B:
2.75% 10/1/20 (b)	1,150,000	1,161,961
5% 10/1/20 (b)	2,800,000	2,865,329
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	20,000	20,262
5% 7/1/21	345,000	363,247
5% 7/1/22	45,000	49,001
5% 7/1/23	45,000	49,241
Series 2014 A, 5% 7/1/21	250,000	263,223
Series 2014 B:
5% 7/1/20	250,000	253,277
5% 7/1/22	35,000	38,112
5% 7/1/23	70,000	78,795
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	85,000	86,520
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	3,960,000	4,050,763
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	190,000	190,469
Series 2014 D:
5% 11/1/20	215,000	220,925
5% 11/1/21	135,000	144,312
5% 11/1/22	65,000	71,992
5% 11/1/23	165,000	188,976
Series 2015 A:
5% 5/1/21	415,000	435,049
5% 5/1/22	605,000	657,980
5% 5/1/23	140,000	157,611
Series 2015 B, 5% 5/1/24	645,000	749,819
Series 2015 D, 5% 2/1/22	410,000	442,509
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/21	380,000	391,372
Orange County Health Facilities Auth. Series B:
5% 10/1/20	1,660,000	1,699,610
5% 10/1/21	1,330,000	1,416,317
5% 10/1/22	1,295,000	1,427,906
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	305,000	333,969
Palm Beach County Health Facilities Auth. Hosp. Rev.:
Series 2014:
5% 12/1/20 (Escrowed to Maturity)	30,000	30,915
5% 12/1/21 (Escrowed to Maturity)	35,000	37,490
5% 12/1/23 (Escrowed to Maturity)	5,000	5,753
5% 12/1/24 (Escrowed to Maturity)	10,000	11,874
Series 2019:
5% 8/15/20	1,700,000	1,731,532
5% 8/15/21	425,000	450,045
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A, 5% 8/1/21	2,000,000	2,117,320
Series 2018 B, 5% 8/1/21	1,100,000	1,164,526
Series 2014 B:
4% 8/1/21	90,000	94,019
5% 8/1/21	115,000	121,746
5% 8/1/22	20,000	21,987
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 1.24%, tender 8/1/30 (a)	3,975,000	3,975,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	20,000	20,476
5% 10/1/21	120,000	127,768
5% 10/1/22	20,000	22,020
Pinellas County Hsg. Fin. Auth. Bonds (Lutheran Apts. Proj.) Series 2019 B, 1.25%, tender 8/1/21 (a)	1,625,000	1,629,323
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	24,168
5% 7/1/26	25,000	31,137
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	69,193
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	33,582
Tampa Solid Waste Sys. Rev. Series 2013, 5% 10/1/20 (b)	585,000	598,340
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	40,801
Series 2016 A, 5% 9/1/20	150,000	153,005
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/21	390,000	409,679
4% 10/15/22	300,000	324,081
5% 10/15/23	590,000	675,167
5% 10/15/24	1,000,000	1,180,890
5% 10/15/25	1,000,000	1,214,350
5% 10/15/26	750,000	934,463
5% 10/15/27	165,000	210,730

TOTAL FLORIDA		82,593,297

Georgia - 3.0%
Atlanta Arpt. Rev. 5% 1/1/22	20,000	21,536
Atlanta Urban Residential Fin. Auth. Bonds:
(Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	10,033,215
(Creekside at Adamsville Place Proj.) Series 2019, 1.95%, tender 5/1/21 (a)	7,000,000	7,065,170
(Herndon Square Sr. Apts. Proj.) Series 2019, 1.36%, tender 12/1/21 (a)	2,595,000	2,608,027
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. Bonds (Parkside Proj.) Series 2019 B, 1.38%, tender 1/1/22 (a)	4,685,000	4,708,753
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	1,500,000	1,559,460
Series 2013, 1.55%, tender 8/19/22 (a)	1,370,000	1,376,302
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/22	1,000,000	1,095,950
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	1,405,000	1,442,514
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	379,658
Series 2008, 1.65%, tender 6/18/21 (a)	685,000	688,494
Series 2012 1st, 1.55%, tender 8/22/22 (a)	2,000,000	2,009,680
Series 2013 1st, 2.925%, tender 3/12/24 (a)	990,000	1,047,192
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	220,203
Series 2017 E, 3.25%, tender 2/3/25 (a)	100,000	106,054
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,497,845
Clarke County Hosp. Auth. Series 2016, 5% 7/1/20	190,000	192,547
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	45,000	45,142
5% 4/1/21	100,000	104,122
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2019 A, 2%, tender 2/1/21 (a)	9,000,000	9,065,828
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	750,000	862,313
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	40,000	40,126
5% 4/1/21	85,000	88,504
Fulton County Dev. Auth.:
(Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	131,743
Bonds Series 2018 A, 2%, tender 3/1/20 (a)	4,000,000	4,000,000
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/21	1,000,000	1,055,080
5% 7/1/22	1,000,000	1,095,950
5% 7/1/23	1,300,000	1,477,502
Georgia Hsg. & Fin. Auth. Rev. Series 2016 B-2, 1.45% 6/1/20 (b)	1,000,000	1,001,015
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	300,000	307,863
Series 2008 A, 5.25% 1/1/21	140,000	144,820
Series 2011 A, 5% 1/1/21	4,160,000	4,294,665
Series 2011 B, 5% 1/1/21	450,000	464,567
Series 2015 A, 5% 1/1/21	255,000	263,255
Series 2016 A:
4% 1/1/21	280,000	286,763
5% 1/1/22	250,000	267,403
Series 2019 A:
5% 1/1/21	600,000	619,423
5% 1/1/22	1,085,000	1,160,527
Series C, 5% 1/1/22	1,200,000	1,283,532
Series GG, 5% 1/1/21	255,000	263,362
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	20,000	22,080
5% 10/1/23	55,000	62,897
Series R, 5% 10/1/21	110,000	116,960
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/20	40,000	40,064
3% 4/1/21	35,000	35,695
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	30,095
5% 4/1/21	85,000	88,504
Macon-Bibb County Hsg. Auth. Bonds Series 2018, 2.04%, tender 4/1/20 (a)	5,000,000	5,004,283
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (a)	375,000	412,838
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 1.72%, tender 12/1/23 (Liquidity Facility Royal Bank of Canada) (a)(c)	11,000,000	11,054,120
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 1.859%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (a)(c)	11,500,000	11,640,300
Series 2019 A:
5% 5/15/20	500,000	503,906
5% 5/15/22	1,000,000	1,085,010
Series 2019 C:
5% 9/1/20	440,000	448,858
5% 9/1/21	285,000	301,960
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	448,176
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	713,756
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,197,852
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	250,000	250,788
Northwest Georgia Hsg. Auth. Multifamily Hsg. Bonds (Meadow Lane Apts. Proj.) Series 2017, 1.7%, tender 9/1/20 (a)	1,500,000	1,502,725
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	78,315

TOTAL GEORGIA		100,415,287

Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 1.6%, tender 7/1/39 (a)(c)	575,000	575,000
Honolulu City & County Gen. Oblig. Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 1.46%, tender 3/5/20 (a)(c)	2,180,000	2,180,019
SIFMA Municipal Swap Index + 0.320% 1.47%, tender 3/5/20 (a)(c)	1,965,000	1,965,016
SIFMA Municipal Swap Index + 0.320% 1.47%, tender 3/5/20 (a)(c)	875,000	875,007
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/20 (b)	65,000	66,063
5% 8/1/21 (b)	10,000	10,559
5% 8/1/21 (FSA Insured) (b)	300,000	316,770
5% 8/1/22 (b)	45,000	49,256
5% 8/1/23 (b)	30,000	33,948

TOTAL HAWAII		6,071,638

Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.05%, tender 5/1/20 (a)	4,050,000	4,050,776
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/20	515,000	515,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	230,000	242,843
Series 2019 A, 4% 1/1/50	55,000	61,306

TOTAL IDAHO		4,869,925

Illinois - 3.9%
Champaign County Cmnty. Unit Series 2017, 5% 1/1/21	355,000	367,032
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	544,583
Series 2019 A, 5% 12/1/23	1,000,000	1,128,770
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/21 (Escrowed to Maturity)	435,000	449,744
Series 2020 A:
3% 1/1/21	500,000	506,970
5% 1/1/21	400,000	412,139
5% 1/1/25	1,500,000	1,727,160
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	110,000	118,219
5% 1/1/23	130,000	144,616
Series 2014 B:
5% 1/1/21	10,000	10,343
5% 1/1/23	55,000	61,184
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/21	10,000	10,226
5% 1/1/22	5,000	5,232
5% 1/1/23	10,000	10,799
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	30,000	31,030
Series 2012 B:
5% 1/1/21 (b)	100,000	103,339
5% 1/1/22 (b)	1,875,000	2,012,606
Series 2013 A:
5% 1/1/21 (b)	1,800,000	1,860,095
5% 1/1/22 (b)	1,100,000	1,180,729
5% 1/1/23 (b)	505,000	560,575
Series 2013 B, 5% 1/1/22	85,000	91,351
Series 2013 C, 5% 1/1/22 (b)	700,000	751,373
Series 2013 D, 5% 1/1/22	70,000	75,230
Series 2015 B, 5% 1/1/21	600,000	620,590
Series 2017 D, 5% 1/1/27 (b)	35,000	43,509
Series 2018 A, 5% 1/1/21 (b)	250,000	258,347
Chicago Park District Gen. Oblig.:
Series 2010 A, 4.5% 1/1/23	400,000	403,768
Series 2015 B, 5% 1/1/21	425,000	438,148
Series 2018 E, 5% 11/15/20	290,000	297,447
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	860,000	867,911
5% 6/1/21	635,000	664,623
5% 6/1/25	25,000	29,793
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	26,769
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/22 (e)	480,000	509,328
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/22	545,000	560,914
Series 2011 A, 5.25% 11/15/22	20,000	21,307
Series 2012 C:
5% 11/15/20	155,000	158,927
5% 11/15/21	120,000	127,338
5% 11/15/22	590,000	646,298
Series 2014 A:
5% 11/15/20	20,000	20,507
5% 11/15/21	10,000	10,612
5% 11/15/22	30,000	32,863
Series 2016 A, 5% 11/15/21	2,250,000	2,387,588
Series 2018, 5% 11/15/20	615,000	630,582
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,161,986
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	42,432
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	702,641
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/20	700,000	705,654
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	3,054,604
Series 2016 B, 1 month U.S. LIBOR + 1.350% 2.509%, tender 5/1/21 (a)(c)	1,090,000	1,091,559
Series 2017 B, 5%, tender 12/15/22 (a)	265,000	293,866
Series E, 2.25%, tender 4/29/22 (a)	500,000	513,090
Series 2010, 5% 5/1/20	250,000	251,626
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	26,779
Series 2012 A:
5% 5/15/22	250,000	270,968
5% 5/15/23	30,000	32,523
Series 2012:
5% 9/1/20	30,000	30,605
5% 9/1/21	45,000	47,754
5% 9/1/22	75,000	82,628
Series 2015 A:
5% 11/15/22	800,000	882,096
5% 11/15/22	10,000	11,071
5% 11/15/24	35,000	41,108
5% 11/15/25	45,000	54,339
5% 11/15/26	45,000	54,378
Series 2015 B, 5% 11/15/24	45,000	53,193
Series 2016 A:
5% 8/15/20	10,000	10,153
5% 2/15/21	15,000	15,582
5% 8/15/21	15,000	15,733
5% 2/15/23	20,000	22,289
5% 8/15/23	35,000	39,002
5% 8/15/24	50,000	57,291
Series 2016 C:
5% 2/15/22	225,000	242,973
5% 2/15/23	100,000	111,970
5% 2/15/24	115,000	133,245
Series 2016:
5% 5/15/21	740,000	775,209
5% 7/1/22	65,000	71,300
5% 5/15/25	10,000	11,902
5% 5/15/26	20,000	24,431
5% 5/15/27	25,000	30,359
Series 2017 A, 5% 7/15/21	500,000	527,850
Series 2017:
5% 1/1/23	35,000	39,112
5% 1/1/25	50,000	59,945
Series 2019:
5% 9/1/22	225,000	244,791
5% 4/1/26	1,000,000	1,226,910
Illinois Gen. Oblig.:
Series 2006, 5% 6/1/21	405,000	424,772
Series 2010:
5% 1/1/21 (FSA Insured)	35,000	35,106
5% 1/1/23 (FSA Insured)	250,000	250,770
Series 2012 A, 4% 1/1/23	30,000	31,536
Series 2012:
5% 8/1/20 (FSA Insured)	1,270,000	1,291,094
5% 8/1/21	55,000	58,043
5% 8/1/22	760,000	829,198
5% 8/1/22 (FSA Insured)	2,800,000	3,058,468
Series 2013:
5% 7/1/21	140,000	147,290
5% 7/1/22	375,000	407,981
Series 2014:
5% 2/1/21	865,000	895,973
5% 2/1/22	65,000	69,703
5% 4/1/23	50,000	55,723
5% 2/1/25	50,000	56,966
Series 2016:
5% 11/1/20	900,000	923,711
5% 1/1/21	3,325,000	3,433,197
5% 2/1/21	4,000,000	4,143,230
5% 11/1/21	1,505,000	1,602,870
5% 1/1/22	1,650,000	1,759,577
5% 1/1/26	300,000	359,475
5% 2/1/26	1,235,000	1,483,136
Series 2017 A, 5% 12/1/23	750,000	853,980
Series 2017 D:
5% 11/1/20	9,000,000	9,237,110
5% 11/1/21	2,180,000	2,321,765
5% 11/1/23	420,000	477,128
Series 2018 A:
5% 10/1/20	4,200,000	4,296,759
5% 5/1/21	1,650,000	1,725,191
5% 10/1/21	1,500,000	1,592,700
5% 10/1/26	1,340,000	1,635,564
Series 2018 B, 5% 10/1/20	1,600,000	1,636,860
Series 2019 A, 5% 11/1/20	4,000,000	4,105,382
Series 2019 B, 5% 9/1/20	1,260,000	1,284,859
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	185,000	187,424
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/21	470,000	487,005
5% 2/1/22	640,000	688,333
5% 2/1/23	25,000	27,854
Illinois Reg'l. Trans. Auth.:
Series 1994 C, 7.75% 6/1/20 (FGIC Insured)	1,000,000	1,016,588
Series 2000, 6.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	661,279
Series 2002 A, 6% 7/1/21	460,000	490,572
Series 2010A, 5% 7/1/20	465,000	466,412
Series 2017 A:
5% 7/1/20	210,000	212,788
5% 7/1/21	210,000	221,193
Illinois Sales Tax Rev.:
Series 2011, 4% 6/15/20	1,635,000	1,646,613
Series 2013, 5% 6/15/20	2,380,000	2,403,598
Series 2016 D, 5% 6/15/23	1,500,000	1,679,790
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (FSA Insured)	290,000	319,305
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A:
5% 12/1/20	2,600,000	2,679,077
5% 12/1/21	690,000	738,969
5% 12/1/22	1,090,000	1,210,870
Series C, 5% 1/1/25	3,000,000	3,571,590
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,033,230
Kane County School District No. 131:
Series 2020 A:
3% 12/1/21 (FSA Insured) (e)	355,000	367,606
4% 12/1/22 (FSA Insured) (e)	235,000	254,301
5% 12/1/23 (FSA Insured) (e)	290,000	332,514
Series 2020 B:
3% 12/1/21 (FSA Insured) (e)	510,000	528,110
4% 12/1/22 (FSA Insured) (e)	435,000	470,727
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	550,000	614,433
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	99,287
0% 1/15/25	110,000	102,273
0% 1/15/26	80,000	72,982
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	50,000	55,724
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470,000	462,607
Series 2012 B, 5% 12/15/22	1,655,000	1,809,958
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.25% 6/1/20	2,295,000	2,318,137
5.25% 6/1/21	500,000	525,440
Series 2017:
5% 6/1/22	1,920,000	2,083,795
5% 6/1/23	1,700,000	1,909,508
Rockford Park District Series 2019 B, 3% 12/15/20	1,165,000	1,179,639
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,774,771
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2014 A, 5% 10/1/20	325,000	332,487
Series 2014 C, 5% 3/15/23	265,000	296,336
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	733,754
Series 2011 A, 5% 4/1/21	250,000	260,720
Series 2011, 5% 4/1/22	350,000	364,543
Series 2015 A, 3% 4/1/20	430,000	430,668
Series 2019 A, 5% 4/1/22	485,000	524,702
Waukegan Gen. Oblig.:
Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,016,549
4% 12/30/21 (FSA Insured)	410,000	432,337
4% 12/30/22 (FSA Insured)	425,000	457,215
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	431,128
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,394,496
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,984,948
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,948,794

TOTAL ILLINOIS		130,783,557

Indiana - 1.5%
Indiana Bond Bank Series 2020 A, 3% 1/11/21	5,000,000	5,083,989
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 1.35%, tender 3/2/20 (a)(b)	9,000,000	9,000,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	710,000	758,152
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	3,300,000	3,337,026
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 1.43%, tender 7/2/21 (a)(c)	3,300,000	3,301,023
SIFMA Municipal Swap Index + 0.280% 1.43%, tender 7/2/21 (a)(c)	3,500,000	3,501,015
Series 2015 B, 1.65%, tender 7/2/22 (a)	1,190,000	1,203,352
Series 2013:
5% 8/15/22	15,000	16,499
5% 8/15/23	20,000	22,749
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/22	210,000	218,012
3% 2/1/23	225,000	238,010
4% 2/1/24	200,000	222,694
4% 2/1/25	275,000	313,412
(DePauw Univ. Proj.) Series 2019:
5% 7/1/20	450,000	455,868
5% 7/1/21	565,000	594,730
5% 7/1/22	600,000	653,346
Series 2012:
5% 3/1/20 (Escrowed to Maturity)	15,000	15,000
5% 3/1/21 (Escrowed to Maturity)	25,000	26,030
Series 2016, 4% 9/1/20	130,000	131,854
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	20,478
5% 10/1/22	35,000	38,592
Series 2014 A:
5% 10/1/20	10,000	10,239
5% 10/1/21	10,000	10,646
5% 10/1/22	15,000	16,560
Series 2015 A:
5% 10/1/24	35,000	41,383
5% 10/1/25	35,000	41,563
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 2%, tender 2/1/23 (a)	155,000	159,435
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	2,430,000	2,434,152
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	340,000	340,178
Series 2017:
1.35%, tender 8/4/20 (a)	155,000	155,265
1.375%, tender 5/1/20 (a)	1,175,000	1,175,852
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (b)	960,000	992,376
5% 1/1/23 (b)	45,000	49,899
5% 1/1/24 (b)	60,000	68,693
5% 1/1/25 (b)	65,000	76,677
Series 2019, 1.45% 6/1/21	3,000,000	3,002,250
Indianapolis Multifamily Hsg. Rev. Bonds Series A, 1.4%, tender 9/1/21 (a)	4,000,000	4,018,400
Lafayette School Corp. Series 2019:
4% 7/15/20	415,000	419,140
4% 1/15/21	425,000	434,815
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/21	25,000	25,659
5% 7/15/20	25,000	25,372
5% 7/15/21	20,000	21,100
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.) Series 2016 A, 5% 7/15/20	530,000	537,613
Mount Vernon Ind. Envir. Bonds (Southern Indiana Gas & Elec. Co. Proj.) Series 2015, 2.375%, tender 9/1/20 (a)(b)	1,000,000	1,002,473
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	279,717
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,825,000	1,887,518
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	980,000	1,080,528
Series 2016 A, 5%, tender 3/1/23 (a)(b)	500,000	556,910
Series 2019 A, 5%, tender 6/5/26 (a)(b)	1,640,000	2,005,310

TOTAL INDIANA		50,021,554

Iowa - 0.6%
Iowa Fin. Auth. Multi-family Rev. Bonds (Elevate at Jordan Creek Apts. Proj.) Series 2018, 2%, tender 3/1/20 (a)	12,600,000	12,600,000
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/22	540,000	582,260
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 1.45%, tender 5/3/21 (a)(c)	3,500,000	3,496,080
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (b)	1,000,000	1,062,010
Series 2018 A:
5% 12/1/20 (b)	500,000	513,349
5% 12/1/21 (b)	500,000	531,005
5% 12/1/22 (b)	725,000	794,810
Series 2019 B, 5% 12/1/23 (b)	600,000	684,132

TOTAL IOWA		20,263,646

Kansas - 0.2%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	35,000	38,587
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 1 month U.S. LIBOR + 0.300% 1.459% 9/1/21 (a)(c)	5,000,000	5,015,108
Series 2018 A, 5% 9/1/20	1,020,000	1,041,200
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 B:
5% 3/1/20	675,000	675,000
5% 3/1/21	500,000	520,453
Wichita Health Care Facilities Series III, 4% 5/15/21	455,000	465,015
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,999
5% 9/1/23	15,000	17,071
5% 9/1/25	15,000	18,104

TOTAL KANSAS		7,801,537

Kentucky - 1.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	30,000	34,008
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	23,269
Series 2019:
5% 2/1/21	385,000	397,856
5% 2/1/22	500,000	534,425
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	930,000	931,721
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/22	285,000	306,837
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21	435,000	460,413
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	345,000	353,784
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/20	110,000	110,916
5% 6/1/21	230,000	239,708
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (b)	250,000	278,523
Series 2019 A1, 5% 6/1/22 (b)	200,000	216,040
Kentucky Hsg. Corp. Hsg. Rev. Bonds (Westminster Village Proj.) Series 2019, 2%, tender 4/1/21 (a)	2,000,000	2,017,940
Kentucky Hsg. Corp. Multi-family Rev. Bonds (City View Park Proj.) Series 2020, 1.16%, tender 8/1/22 (a)	4,000,000	4,006,920
Kentucky Rural Wtr. Fin. Corp. Series 2018 E1, 2.25% 3/1/20	1,860,000	1,860,000
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	1,635,000	1,645,610
5% 5/1/21	530,000	554,719
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,222,722
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460,000	467,621
(Proj. No. 100) Series 2011 A, 5% 8/1/20	1,155,000	1,174,136
(Proj. No. 115) Series 2017, 5% 4/1/20	775,000	777,427
(Proj. No. 117) Series B, 3% 5/1/20	540,000	541,772
(Proj. No. 98) Series 2010:
4% 8/1/20	775,000	784,669
5% 8/1/21	2,055,000	2,090,079
Series 2002, 5.5% 8/1/21 (AMBAC Insured)	415,000	441,402
Series 2005, 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	274,208
Series 2015 B, 5% 8/1/20	915,000	930,160
Series 2015, 4% 8/1/20	300,000	303,743
Series 2017:
5% 4/1/21	600,000	625,992
5% 4/1/22	400,000	433,260
Series 2018:
5% 5/1/21	1,145,000	1,198,403
5% 5/1/23	1,415,000	1,589,229
Series A:
5% 10/1/21	255,000	271,134
5% 11/1/21	350,000	373,303
5% 8/1/22	590,000	623,075
5% 11/1/25	350,000	422,807
Series B:
5% 11/1/21	975,000	1,039,916
5% 8/1/22	885,000	970,252
5% 8/1/23	350,000	396,438
Series C, 5% 11/1/21(e)	975,000	1,032,749
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,138,120
Series 2018 B:
4% 7/1/20	1,000,000	1,010,078
4% 7/1/21	1,350,000	1,403,825
Series A:
4% 6/1/21 (e)	270,000	280,071
4% 12/1/22 (e)	350,000	378,126
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (a)(e)	340,000	389,127
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/21 (b)	1,250,000	1,317,475
5% 7/1/23 (b)	1,750,000	1,977,238
5% 7/1/24 (b)	155,000	180,674
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	59,883
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	250,419
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,034,220
Series 2007 A, 1.65%, tender 6/1/21 (a)	7,250,000	7,305,390
Series 2007 B, 1.65%, tender 6/1/21 (a)	2,000,000	2,015,280
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,199,986
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	600,000	611,274
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,634,315
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	802,846

TOTAL KENTUCKY		59,945,533

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	1,770,000	1,860,943
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	38,477
Series 2014 D1, 5% 12/1/22	30,000	33,379
Series 2016 B:
5% 8/1/22	310,000	340,799
5% 8/1/23	135,000	153,496
Series 2016 D:
5% 9/1/22	140,000	154,386
5% 9/1/24	155,000	183,137
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 2.4%, tender 6/1/20 (a)	7,000,000	7,021,036
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	832,702
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	870,000	881,967
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	35,000	36,870
5% 7/1/22	20,000	21,861
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/22 (b)	280,000	299,491
5% 1/1/23 (b)	1,055,000	1,165,807
5% 1/1/24 (b)	5,000	5,698
5% 1/1/25 (b)	5,000	5,865
5% 1/1/26 (b)	10,000	12,045
Series 2017 D2:
5% 1/1/21 (b)	290,000	299,535
5% 1/1/22 (b)	345,000	369,015
5% 1/1/23 (b)	10,000	11,050
5% 1/1/24 (b)	15,000	17,094
5% 1/1/25 (b)	10,000	11,730
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	2,780,000	2,847,220
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	629,010
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/20	1,225,000	1,234,519
5% 5/15/21	435,000	455,219
5% 5/15/23	100,000	112,261

TOTAL LOUISIANA		19,034,612

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (b)	500,000	567,940
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	252,478
Series 2017 B, 4% 7/1/21	85,000	88,343
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	52,727
5% 7/1/22	40,000	43,809

TOTAL MAINE		1,005,297

Maryland - 0.8%
Baltimore County Gen. Oblig. Series 2020:
4% 1/1/21	650,000	667,121
4% 1/1/22	830,000	877,335
Baltimore Gen. Oblig. Series 2017 B, 5% 10/15/20	360,000	369,438
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	82,277
5% 7/1/25	75,000	91,109
Cmnty. Dev. Admin Dept. Hsg. Series 2018 A, 2.44% 3/1/20	3,000,000	3,000,000
County Commissioners of Charles County Consolidated Series 2018, 5% 10/1/20	2,990,000	3,063,460
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	21,807
5% 7/1/23	20,000	22,534
5% 7/1/24	45,000	52,309
5% 7/1/25	40,000	47,900
Series 2017, 5% 7/1/20	1,330,000	1,347,876
Series 2019 A:
5% 10/1/20	500,000	511,990
5% 10/1/21	380,000	404,662
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2018 B, 2.61% 4/1/20	4,655,000	4,658,406
Series 2019 B:
1.55% 9/1/20	1,020,000	1,023,767
1.6% 3/1/21	1,390,000	1,399,611
4% 9/1/49	280,000	311,982
Maryland-Nat'l. Cap. Park and Planning Commission Series 2018 A, 5% 11/1/20	675,000	693,968
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.16%, tender 3/2/20 (a)	9,500,000	9,500,000

TOTAL MARYLAND		28,147,552

Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 C, 5% 1/1/21	2,500,000	2,586,641
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	263,469
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 1.65%, tender 1/26/23 (a)(c)	3,400,000	3,405,474
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,790,406
Series 2016 A, 5% 7/15/22	30,000	33,008
Series 2016 I:
5% 7/1/21	10,000	10,504
5% 7/1/22	15,000	16,312
5% 7/1/23	15,000	16,853
5% 7/1/24	25,000	28,969
5% 7/1/25	20,000	23,858
5% 7/1/26	20,000	24,497
Series 2019 A:
5% 7/1/20	450,000	455,598
5% 7/1/21	200,000	209,952
5% 7/1/22	450,000	488,709
5% 7/1/24	155,000	179,039
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (b)	2,080,000	2,190,614
Series 2015 A, 5% 1/1/22 (b)	600,000	643,026
Series 2016 J:
5% 7/1/21 (b)	1,465,000	1,542,499
5% 7/1/22 (b)	1,475,000	1,607,573
5% 7/1/23 (b)	725,000	816,343
Series 2016, 4% 7/1/20 (b)	1,950,000	1,969,522
Series 2017 A, 4% 7/1/20 (b)	95,000	95,951
Massachusetts Gen. Oblig. Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	700,000	700,362
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 1.07%, tender 3/6/20 (FSA Insured) (a)	3,930,000	3,930,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	340,149
Series 2013 163, 2.5% 6/1/20 (b)	1,235,000	1,239,316
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	65,000	76,097
5% 7/1/25 (b)	25,000	30,153
Series 2019 A, 5% 7/1/20 (b)	2,250,000	2,280,092

TOTAL MASSACHUSETTS		26,994,986

Michigan - 1.6%
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	90,454
5% 5/1/22	35,000	38,081
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	543,370
Series A, 5% 7/1/25 (FSA Insured)	550,000	635,212
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.879% 7/1/32 (a)(c)	90,000	88,651
Ferris State Univ. Rev. Series 2016, 5% 10/1/20	140,000	143,332
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	45,000	47,153
5% 5/1/22	40,000	43,512
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	30,000	33,804
Huron Valley School District Series 2011:
5% 5/1/21	685,000	717,359
5% 5/1/22	450,000	471,636
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	21,755
5% 5/15/24	10,000	11,600
5% 5/15/25	15,000	17,920
5% 5/15/26	15,000	18,414
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	165,000	169,684
Lapeer Cmnty. Schools Series 2016, 4% 5/1/20	310,000	311,509
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	494,940
5% 4/15/24	30,000	35,076
Series I:
5% 4/15/20	1,850,000	1,858,979
5% 10/15/20	2,000,000	2,051,300
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,264,702
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	3,115,218
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	152,077
Bonds:
Series 2013 M1, 1.16%, tender 3/2/20 (a)	7,500,000	7,500,000
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 1.63%, tender 2/1/22 (a)(c)	5,000,000	5,005,200
Series 2019 B, 3.5%, tender 11/15/22 (a)	5,750,000	6,106,615
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,902,390
Series 2015 A:
5% 8/1/22	1,050,000	1,152,197
5% 8/1/23	85,000	96,676
Series 2015 MI, 5% 12/1/22	300,000	334,134
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	20,000	20,858
5% 3/15/22	50,000	54,186
5% 3/15/23	85,000	95,540
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	83,142
Series 2005 A, 1.5%, tender 5/1/20 (a)	305,000	305,282
Series 2005 A4, 5% 11/1/21	3,805,000	4,062,256
Series 2008 C:
5% 12/1/20	500,000	515,283
5% 12/1/21	500,000	535,125
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	2,700,000	2,707,560
Series CC, 1.45%, tender 9/1/21 (a)	155,000	155,434
Series 2019, 4% 11/15/22	730,000	770,150
Milan Area Schools Series 2019, 5% 5/1/20	760,000	764,832
Novi Cmnty. School District Series I, 4% 5/1/23 (e)	550,000	603,906
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	416,466
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	50,661
5% 11/1/23	30,000	34,359
5% 5/1/24	40,000	46,589
5% 11/1/24	45,000	53,284
5% 5/1/25	25,000	30,082
5% 11/1/25	25,000	30,553
5% 11/1/26	25,000	30,972
5% 11/1/28	20,000	24,712
Royal Oak City School District Series 2018:
5% 5/1/21	250,000	262,198
5% 5/1/22	440,000	478,333
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	37,136
5% 9/1/23	10,000	11,407
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/21 (e)	285,000	299,638
5% 7/1/22 (e)	455,000	496,719
5% 7/1/23 (e)	250,000	282,898
Spring Lake Pub. Schools 5% 5/1/21	90,000	94,306
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (b)	530,000	558,943
5% 12/1/21 (b)	2,000,000	2,140,860
Series 2012 B:
5% 12/1/20 (b)	300,000	309,056
5% 12/1/22 (b)	485,000	537,244
Series 2017 A, 5% 12/1/20	155,000	159,738
Series 2017 B:
5% 12/1/20 (b)	355,000	365,716
5% 12/1/21 (b)	300,000	321,129
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	465,701

TOTAL MICHIGAN		52,685,204

Minnesota - 0.7%
Apple Valley Sr. Living Series 2016 B:
4% 1/1/21	150,000	148,135
4% 1/1/22	155,000	150,660
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	894,086
4% 5/1/21	110,000	113,656
4% 5/1/22	110,000	116,675
5% 5/1/23	110,000	123,105
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,510
5% 1/1/23	20,000	22,344
Series 2014 B:
5% 1/1/21 (b)	50,000	51,674
5% 1/1/22 (b)	45,000	48,311
5% 1/1/23 (b)	20,000	22,195
Series 2019 B:
5% 1/1/21 (b)	8,000,000	8,267,765
5% 1/1/22 (b)	3,000,000	3,220,740
Minneapolis Multi-family Rev. Bonds Series 2019, 1.55%, tender 11/1/21 (a)	4,050,000	4,075,313
Minnesota Hsg. Fin. Agcy. Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 1.58%, tender 7/3/23 (a)(c)	3,000,000	3,001,770
Minnesota Rural Wtr. Fin. Auth. Series 2020, 1% 8/1/21	2,000,000	2,001,800
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	74,579
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	26,878
5% 1/1/23	25,000	27,826
5% 1/1/24	35,000	40,270
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	775,000	822,500
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,779,286
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,513
5% 1/1/23	35,000	39,071
5% 1/1/24	20,000	23,134

TOTAL MINNESOTA		25,134,796

Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22	350,000	374,626
Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 1.35%, tender 3/2/20 (a)	6,000,000	6,000,000
Series I, 5% 10/1/22	420,000	463,785

TOTAL MISSISSIPPI		6,838,411

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/20	5,000	5,000
5% 3/1/21	10,000	10,335
5% 3/1/22	15,000	15,995
5% 3/1/23	20,000	21,937
5% 3/1/24	15,000	16,908
5% 3/1/25	15,000	17,366
5% 3/1/26	20,000	23,705
Kansas City Santn Swr. Sys. R Series 2018 A, 4% 1/1/21	350,000	359,337
Missouri Health & Edl. Facilities Rev.:
Series 2016, 5% 5/15/20	200,000	201,591
Series 2019 A, 5% 2/15/21	775,000	805,741
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	72,706
Missouri State Pub. Util. Commn Rev. Series 2019, 1.5% 3/1/21	4,000,000	4,008,852
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/23 (FSA Insured)	1,080,000	1,229,375
Series 2019 B:
5% 7/1/21 (b)	350,000	368,893
5% 7/1/22 (b)	365,000	398,248
5% 7/1/23 (b)	385,000	434,449
5% 7/1/24 (b)	400,000	465,888
5% 7/1/25 (b)	420,000	504,147
Series 2019 C, 5% 7/1/25	660,000	801,379
Saint Louis Muni. Fin. Corp. Leasehold Rev. Series 2017 B, 4% 6/1/21 (FSA Insured)	320,000	332,205
St Louis County Libr District Ctfs. Series 2013, 5% 4/1/20	1,545,000	1,550,036

TOTAL MISSOURI		11,644,093

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	34,267
Series A1, 3.5% 6/1/50	485,000	535,765
Montana Board of Invt.:
(Intercap Revolving Prog.) Series 2017, 1.87%, tender 3/2/20 (a)	1,425,000	1,425,000
Series 2007, 1.87%, tender 3/2/20 (a)	1,520,000	1,520,000
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/21	550,000	571,013

TOTAL MONTANA		4,086,045

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (a)	1,170,000	1,347,934
Series 2019:
4% 8/1/20	2,000,000	2,025,618
4% 2/1/21	900,000	925,087
4% 8/1/21	1,500,000	1,564,635
4% 2/1/22	975,000	1,031,404
4% 8/1/23	580,000	638,389
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)	170,000	187,714

TOTAL NEBRASKA		7,720,781

Nevada - 1.7%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (b)	1,355,000	1,373,348
5% 7/1/21 (b)	1,825,000	1,922,273
5% 7/1/22 (b)	85,000	92,763
Series 2013 A, 5% 7/1/20 (b)	500,000	506,771
Series 2014 A, 5% 7/1/20 (b)	1,000,000	1,013,541
Series 2017 C, 5% 7/1/21 (b)	9,850,000	10,375,005
Series 2019 D:
5% 7/1/21	5,800,000	6,119,464
5% 7/1/22	10,000,000	10,949,800
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,061,296
Clark County School District:
Series 2012 A, 5% 6/15/21	560,000	589,518
Series 2015 B, 5% 6/15/20	500,000	505,881
Series 2015 D, 5% 6/15/20	210,000	212,470
Series 2016 A:
5% 6/15/21	35,000	36,845
5% 6/15/23	730,000	827,601
Series 2017 A, 5% 6/15/22	2,000,000	2,186,840
Series 2017 C:
5% 6/15/20	925,000	935,880
5% 6/15/22	300,000	328,026
Series 2017 D, 5% 6/15/20	230,000	232,705
Las Vegas New Convention & Visitors Auth. Rev. Series 2019 B, 4% 7/1/20	350,000	353,620
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 1.47%, tender 6/1/20 (a)(b)(d)	3,100,000	3,102,158
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	60,000	67,403
Nevada Hsg. Division Bonds Series 2020, 1.19%, tender 4/1/21 (a)	5,000,000	5,005,350
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	119,885
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	7,900,000	8,021,818
Series 2016, 2.05%, tender 4/15/22 (a)(b)	1,210,000	1,228,658

TOTAL NEVADA		57,168,919

New Hampshire - 0.1%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	555,000	574,641
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (b)	260,000	292,565
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	225,000	231,239
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,825,067
Series 2012:
4% 7/1/20	60,000	60,543
4% 7/1/21	35,000	36,292
Series 2016:
3% 10/1/20	280,000	282,859
5% 10/1/21	25,000	26,496
5% 10/1/23	425,000	481,682

TOTAL NEW HAMPSHIRE		4,811,384

New Jersey - 3.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/21	55,000	57,000
5% 2/15/22	55,000	59,084
5% 2/15/23	70,000	77,772
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (FSA Insured)	580,000	563,766
Hudson County Impt. Auth. Rev. Series 2019 A, 3% 3/6/20	1,000,000	1,000,233
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23	250,000	282,110
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	1,800,000	1,980,594
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	21,241
5% 6/1/23 (FSA Insured)	25,000	28,022
5% 6/1/24 (FSA Insured)	20,000	23,142
Series 2011 EE, 5% 9/1/20	30,000	30,596
Series 2012 II:
5% 3/1/21 (Escrowed to Maturity)	150,000	156,258
5% 3/1/22	135,000	145,197
5% 3/1/23	525,000	564,627
Series 2013, 5% 3/1/23	3,895,000	4,333,889
Series 2015 XX, 5% 6/15/21	500,000	524,510
Series 2016 BBB, 5% 6/15/21	1,090,000	1,143,432
Series 2017 B, 5% 11/1/20	4,180,000	4,290,969
Series 2017 DDD, 5% 6/15/22	220,000	238,984
Series PP, 5% 6/15/20	50,000	50,569
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	124,666
Series 2014:
5% 6/15/20	240,000	242,733
5% 6/15/21	240,000	251,765
Series 2016 A:
5% 7/1/21	50,000	52,488
5% 7/1/22	140,000	152,347
5% 7/1/23	75,000	84,397
5% 7/1/24	175,000	203,343
Series 2016 E, 5% 7/1/22	625,000	681,325
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	5,000	5,245
5% 7/1/22	5,000	5,433
5% 7/1/23	15,000	16,806
5% 7/1/24	25,000	29,326
5% 7/1/24	20,000	23,047
5% 7/1/24	10,000	11,524
5% 7/1/25	10,000	11,833
5% 7/1/26	5,000	6,057
5% 7/1/27	5,000	6,047
Series 2016:
4% 7/1/20	425,000	428,648
5% 7/1/21	220,000	230,439
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	3,520,000	3,625,720
Series 2012 1A, 5% 12/1/20 (b)	2,000,000	2,060,068
Series 2013:
4% 12/1/20 (b)	1,055,000	1,078,881
5% 12/1/21 (b)	1,500,000	1,602,975
Series 2015 1A:
5% 12/1/21 (b)	4,500,000	4,808,925
5% 12/1/22 (b)	200,000	221,084
Series 2015 A, 5% 12/1/20 (b)	1,700,000	1,751,058
Series 2017 1A:
5% 12/1/22 (b)	215,000	237,665
5% 12/1/23 (b)	45,000	51,345
Series 2017 1B:
5% 12/1/20 (b)	1,665,000	1,715,007
5% 12/1/21 (b)	190,000	203,044
Series 2018 B:
5% 12/1/20 (b)	4,475,000	4,609,402
5% 12/1/21 (b)	835,000	892,323
Series 2019 A:
5% 12/1/20	1,150,000	1,185,501
5% 12/1/22	245,000	272,168
5% 12/1/23	80,000	91,916
5% 12/1/24	45,000	53,360
New Jersey Hsg. & Mtg. Fin. Agcy.:
(Spruce Spires Proj.) Bonds Series 2018 B, 2.02%, tender 8/1/20 (a)	5,000,000	5,019,815
Bonds Series 2019 C, 1.58%, tender 6/1/20 (a)	1,500,000	1,501,813
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2017 B, 1.75% 11/1/20	1,800,000	1,808,746
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B:
2.25% 10/1/20 (b)	4,545,000	4,569,489
2.5% 4/1/21 (b)	4,330,000	4,377,976
Series 2019 D:
4% 4/1/20 (b)	110,000	110,238
4% 10/1/22 (b)	1,340,000	1,424,058
4% 4/1/23 (b)	115,000	123,397
4% 10/1/23 (b)	125,000	135,565
4% 4/1/25 (b)	150,000	167,774
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/20	1,000,000	1,017,576
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	3,275,000	3,306,434
5% 6/1/21	1,985,000	2,080,816
5% 6/1/22	2,330,000	2,529,728
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 1.618%, tender 3/2/20 (a)(c)	5,905,000	5,911,196
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.498% 1/1/21 (a)(c)	195,000	195,336
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	35,000	35,473
Series 2006 A, 5.25% 12/15/20	275,000	284,181
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	176,934
Series 2011 B, 5.25% 6/15/22 (Pre-Refunded to 6/15/21 @ 100)	345,000	364,651
Series 2013 A, 5% 6/15/20	395,000	399,498
Series 2013 AA, 5% 6/15/23	500,000	561,655
Series 2016 A:
5% 6/15/20	11,185,000	11,310,094
5% 6/15/21	1,700,000	1,785,799
5% 6/15/22	1,700,000	1,846,693
5% 6/15/27	90,000	108,908
Series 2016 A-2, 5% 6/15/23	630,000	706,602
Series 2018 A:
4% 6/15/20	1,160,000	1,169,704
5% 6/15/21	3,995,000	4,196,628
5% 6/15/22	4,175,000	4,535,261
Series A:
5% 12/15/24	210,000	246,317
5% 12/15/25	200,000	240,226
Series AA, 5% 6/15/20	375,000	379,270
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	480,000	509,064
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	125,000	130,965
5% 5/1/22	80,000	87,132
5% 5/1/23	65,000	73,437

TOTAL NEW JERSEY		106,028,355

New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	222,131
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	1,010,529
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	690,362
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	135,071
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	1,215,000	1,472,373
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	535,000	595,915
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (Liquidity Facility Royal Bank of Canada) (a)	1,000,000	1,195,900
Series 2019 A:
4% 5/1/22 (Liquidity Facility Royal Bank of Canada)	140,000	149,146
4% 5/1/23 (Liquidity Facility Royal Bank of Canada)	580,000	634,184
4% 11/1/23 (Liquidity Facility Royal Bank of Canada)	245,000	271,433
4% 11/1/24 (Liquidity Facility Royal Bank of Canada)	250,000	283,553
4% 5/1/25 (Liquidity Facility Royal Bank of Canada)	960,000	1,100,256
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,578,361

TOTAL NEW MEXICO		9,339,214

New York - 2.3%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/21(b)(e)	500,000	533,720
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	10,933
5% 7/1/24	40,000	46,681
Series 2017, 4% 12/1/20 (d)	200,000	204,316
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	800,000	816,760
New York City Gen. Oblig.:
Series 2006, 1.18%, tender 6/1/36 (FSA Insured) (a)	7,475,000	7,475,000
Series 2007 C-4, 1.25%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 1.09%, tender 3/6/20 (FSA Insured) (a)	4,200,000	4,200,000
Series 2008 A-3, 1.18%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 1.25%, tender 10/1/27 (a)	12,125,000	12,125,000
Series C, 5% 8/1/23	5,000,000	5,706,800
New York City Hsg. Dev. Corp.:
Bonds:
Series 2016 C2, 1.45%, tender 4/29/20 (a)	895,000	895,189
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,640,652
Series 2017 A2A, 1.9% 5/1/21	615,000	615,444
New York Dorm. Auth. Rev. Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	675,000	721,150
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 1.6%, tender 6/1/22 (a)(c)	1,395,000	1,399,729
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 1 month U.S. LIBOR + 0.550% 1.659%, tender 11/1/22 (a)(c)	1,745,000	1,737,462
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,082,383
Series 2008 B2, 5% 11/15/21	110,000	117,610
Series 2012 B, 5% 11/15/22	45,000	49,910
Series 2012 E, 5% 11/15/21	55,000	58,805
Series 2012 F:
5% 11/15/21	765,000	817,655
5% 11/15/22	1,000,000	1,109,120
Series 2014 C, 5% 11/15/21	60,000	64,151
Series 2016 B, 5% 11/15/21	50,000	53,459
Series 2020 A, 4% 2/1/22	8,000,000	8,453,120
New York St Mtg. Agcy. Homeowner:
Series 198, 1.65% 10/1/21 (b)	2,245,000	2,265,340
Series 2014 189, 2.5% 10/1/21 (b)	1,640,000	1,676,621
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.75%, tender 3/6/20 (AMBAC Insured) (a)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2019 F:
1.8%, tender 5/1/20 (a)	590,000	590,378
1.875%, tender 11/1/21 (a)	2,500,000	2,503,250
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	75,000	81,896
New York State Mtg. Agcy. Rev. Series 52, 1.8% 4/1/20 (b)	1,885,000	1,886,220
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (b)	1,500,000	1,601,625
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/20 (b)	1,500,000	1,504,686
5% 4/1/22 (b)	700,000	755,195
5% 4/1/23 (b)	2,575,000	2,869,735
5% 4/1/24 (b)	1,720,000	1,975,454
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	570,000	669,095
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	60,823

TOTAL NEW YORK		75,675,367

New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/21 (b)	11,465,000	11,998,352
Series 2018, 5% 9/15/22 (b)	4,000,000	4,401,440

TOTAL NEW YORK AND NEW JERSEY		16,399,792

North Carolina - 1.2%
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.3%, tender 10/1/20	1,000,000	1,001,664
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20	2,500,000	2,503,723
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26	290,000	350,529
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 B, 1.35%, tender 3/2/20 (a)(b)	12,000,000	12,000,000
Series 2013, 1.35%, tender 3/16/20 (a)(b)	5,000,000	5,000,337
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,914,763
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	80,000	86,588
5% 3/1/23	80,000	89,820
Series 2019, 5% 3/1/20	10,000,000	10,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	2,800,000	3,159,464
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	1,420,000	1,448,528
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	110,000	118,240
5% 1/1/23	35,000	38,997
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (b)	550,000	598,538
Series 2017 A:
5% 5/1/22 (b)	400,000	435,300
5% 5/1/23 (b)	235,000	264,953

TOTAL NORTH CAROLINA		39,011,444

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 1.55%, tender 2/1/22 (a)(c)	4,000,000	3,999,360
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/20	325,000	334,366
Series 2016, 5% 11/15/24	45,000	52,830
Allen County Hosp. Facilities Rev.:
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 1.9%, tender 3/5/20 (a)(c)	4,430,000	4,432,292
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	125,000	135,691
Series 2010 B, 4.125% 9/1/20	500,000	507,662
Series 2017 A:
5% 8/1/21	780,000	823,493
5% 8/1/22	300,000	328,293
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	3,028,530
Series 2019 A, 2.3%, tender 2/15/22 (a)	1,800,000	1,832,076
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,885
Series 2019 B, 5% 1/1/21 (b)	1,700,000	1,756,612
5% 1/1/24 (FSA Insured)	25,000	28,856
5% 1/1/25 (FSA Insured)	370,000	440,881
Cleveland Pub. Pwr. Sys. Rev. Series 2016:
5% 11/15/21	220,000	235,453
5% 11/15/21 (FSA Insured)	1,180,000	1,260,181
Columbus Gen. Oblig. Series 2018 A, 5% 4/1/20	3,185,000	3,195,458
Cuyahoga Metropolitan Hsg. Auth. Bonds:
(Carver Park Phase II Proj.) Series 2018, 2.2%, tender 6/1/20 (a)	4,175,000	4,186,954
(Riverside Park Phase II Proj.) Series 2019, 2%, tender 4/1/21 (a)	3,000,000	3,026,910
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	48,144
5% 6/15/23	40,000	43,846
Franklin County Hosp. Facilities Rev.:
Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 1.58%, tender 11/15/21 (a)(c)	3,800,000	3,806,156
Series 2016 C, 5% 11/1/23	60,000	68,882
Franklin County Multi-family Rev. Bonds Series 2017, 1.77%, tender 6/1/20 (a)	175,000	175,066
Franklin County Rev. Bonds Series 2013 OH, 1.05%, tender 5/1/20 (a)	2,250,000	2,250,431
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	45,000	48,235
Hamilton County HealthCare Facilities Rev.:
(Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	222,112
Series 2012, 5% 6/1/21	400,000	419,476
Lucas County Hosp. Rev. Series 2011 D, 4% 11/15/20	2,200,000	2,239,514
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	620,000	727,266
5% 8/1/25	310,000	374,852
5% 8/1/26	535,000	663,742
Ohio Gen. Oblig.:
Series 2018, 5% 5/1/20	3,845,000	3,871,217
Series 2019 A, 5% 5/1/20	5,000,000	5,033,928
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	650,210
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	50,509
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/21	60,000	62,069
5% 1/1/22	35,000	37,662
5% 1/1/23	45,000	50,260
5% 1/1/24	40,000	46,300
5% 1/1/25	45,000	53,833
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Bonds (Brandt Meadows Apts. Proj.) Series 2019, 2%, tender 9/1/20 (a)	3,700,000	3,715,095
Series 2018, 2.4% 4/1/21 (a)	3,820,000	3,824,097
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	51,318
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/22 (e)	185,000	199,593
5% 2/1/23 (e)	305,000	341,261
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	375,000	386,234
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/21	15,000	15,541
5% 2/15/22	25,000	26,851
5% 2/15/23	45,000	49,969
5% 2/15/24	35,000	40,039
5% 2/15/25	35,000	41,258
5% 2/15/26	385,000	466,004
Series 2019, 5% 2/15/29	1,000,000	1,163,920
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	345,414
5% 1/1/25	400,000	475,172

TOTAL OHIO		57,703,899

Oklahoma - 0.2%
Beckham Independent School District#6 Elk City Series 2019, 2% 7/1/21	1,405,000	1,418,263
Canadian Cny Edl. Facilities Auth. (Yukon Pub. Schools Proj.) Series 2019, 5% 12/1/20	2,050,000	2,103,801
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	240,000	255,341
Oklahoma County Independent School District No. 53 Series 2017, 1.75% 7/1/20	265,000	265,386
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,558,608
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	624,708
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,612
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	185,000	186,117
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. Series 2018, 5% 9/1/20	1,500,000	1,530,196

TOTAL OKLAHOMA		7,973,032

Oregon - 0.1%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	1,920,000	2,067,379
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	770,000	803,734
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/21	255,000	267,689
Series 2011 C, 5% 10/1/20	110,000	112,579

TOTAL OREGON		3,251,381

Pennsylvania - 2.8%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	490,000	499,044
Allegheny County Arpt. Auth. Rev.:
Series 2001, 5% 1/1/21 (Escrowed to Maturity) (b)	1,650,000	1,703,831
Series 2006 B:
5% 1/1/21 (Escrowed to Maturity) (b)	690,000	712,511
5% 1/1/22 (Escrowed to Maturity) (b)	400,000	428,600
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/21	400,000	414,584
5% 2/1/22	500,000	537,480
Bonds (Tower Health Proj.) Series 2020 B1, 5%, tender 2/1/25 (a)	255,000	303,595
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 1.609%, tender 11/1/21 (a)(c)	3,990,000	3,991,157
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,374,575
Chester County Health & Ed. Auth. Rev. Series 2017:
5% 11/1/20	155,000	157,346
5% 11/1/21	160,000	165,853
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	263,262
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	350,000	393,176
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	265,000	308,789
Series 2020 A, 5% 6/1/23 (e)	350,000	394,450
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/21	1,000,000	1,049,080
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	325,081
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 1.57%, tender 9/1/22 (a)(c)	5,000,000	5,007,250
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	151,681
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	752,143
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/21	1,000,000	1,053,570
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	730,000	739,840
Series B, 1.8%, tender 8/15/22 (a)	975,000	992,180
Luzerne County Series 2015 B, 5% 5/15/20 (FSA Insured)	600,000	604,760
Montgomery County Higher Ed. & Health Auth. Rev.:
Bonds Series 2017, 3%, tender 5/1/21 (a)	1,250,000	1,268,738
Series 2014 A:
5% 10/1/20	30,000	30,615
5% 10/1/23	5,000	5,590
Series 2017:
2% 12/1/20	145,000	145,566
3% 12/1/21	155,000	158,935
Series 2019, 5% 9/1/26	1,250,000	1,550,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,098,850
Series 1999 B, 2.7%, tender 4/1/20(a)(b)	2,850,000	2,853,022
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A, 3% 12/1/20	250,000	252,818
New Kensington-Arnold School District Series 2019 A:
4% 5/15/21	940,000	973,661
4% 5/15/22	975,000	1,036,308
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	160,000
5% 3/1/21	110,000	113,299
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	762,811
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/20	300,000	303,772
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/20	45,000	45,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 5% 12/31/20 (b)	980,000	1,008,586
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 1.2%, tender 4/15/20 (a)(b)	2,500,000	2,500,491
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	619,050
Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	70,000	70,150
1.35%, tender 4/1/20 (a)(b)	3,000,000	3,001,010
Pennsylvania Gen. Oblig. Series 2016, 5% 1/15/22	290,000	312,690
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.05%, tender 5/1/20 (a)	1,700,000	1,701,860
2.25%, tender 4/30/20 (a)	1,000,000	1,001,390
Series 2014:
5% 12/1/21	5,000	5,367
5% 12/1/22	20,000	22,281
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 1.699%, tender 10/1/23 (a)	4,000,000	4,006,360
Series 2019, 1.4%, tender 1/1/23 (a)	4,500,000	4,536,225
Series 2018 127A:
2.05% 4/1/20 (b)	910,000	910,537
2.15% 10/1/20 (b)	1,710,000	1,718,529
2.25% 4/1/21 (b)	1,900,000	1,919,665
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2018, 2.45%, tender 7/1/21 (a)	2,000,000	2,037,100
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (b)	585,000	600,228
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	353,268
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	117,867
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.5% 12/1/20 (a)(c)	2,800,000	2,801,799
SIFMA Municipal Swap Index + 0.430% 1.58% 12/1/21 (a)(c)	3,500,000	3,509,065
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 1.65% 12/1/21 (a)(c)	3,460,000	3,467,162
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	490,000	495,581
Series 2011 A, 5% 6/15/21 (b)	225,000	236,563
Series 2017 A, 5% 7/1/24	10,000	11,740
Series 2017 B:
5% 7/1/21 (b)	1,300,000	1,369,108
5% 7/1/22 (b)	500,000	545,910
5% 7/1/24 (b)	55,000	64,060
Philadelphia Auth. For Indl. Dev. (Rebuild Proj.) Series 2018, 5% 5/1/20	400,000	402,668
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019, 5% 10/1/20	1,300,000	1,331,096
Philadelphia Gas Works Rev.:
Series 10, 5% 7/1/20 (FSA Insured)	305,000	309,008
Series 15, 5% 8/1/21	25,000	26,416
Series 2015 13:
5% 8/1/20	600,000	609,941
5% 8/1/21	850,000	898,136
Series 2016 14, 5% 10/1/20	1,145,000	1,171,648
Series 2017 15:
4% 8/1/20	130,000	131,622
5% 8/1/22	480,000	526,238
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/20	1,530,000	1,556,053
Series 2019 B, 5% 2/1/21	1,500,000	1,555,947
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017, 5% 7/1/20	220,000	222,510
Philadelphia School District Series 2019 A:
5% 9/1/20	600,000	611,988
5% 9/1/21	115,000	121,913
5% 9/1/23	185,000	210,410
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	523,315
Pittsburgh Urban Redev. Auth. Rev. Bonds (Crawford Square Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	1,500,000	1,500,778
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 1.828%, tender 3/2/20 (FSA Insured) (a)(c)	3,270,000	3,270,573
Series 2019 A:
5% 9/1/23	270,000	307,584
5% 9/1/25 (FSA Insured)	500,000	607,635
5% 9/1/26 (FSA Insured)	625,000	782,013
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	705,085
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	51,933
5% 3/1/25 (FSA Insured)	5,000	5,918
5% 3/1/26 (FSA Insured)	5,000	6,085
5% 3/1/27 (FSA Insured)	5,000	6,241
5% 3/1/28 (FSA Insured)	5,000	6,246
Scranton School District:
Series 2017 A, 5% 6/1/20	135,000	136,181
Series 2017 B, 5% 6/1/20	120,000	121,050
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.39% 9/15/21 (a)(c)	4,500,000	4,506,660

TOTAL PENNSYLVANIA		94,250,056

Rhode Island - 0.1%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	719,271
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20	1,515,000	1,526,556
5% 5/15/22	45,000	48,702
5% 5/15/23	25,000	27,939
5% 5/15/24	50,000	57,554
5% 5/15/25	120,000	141,958
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	155,375
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015, 5% 11/1/20	300,000	308,065
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	105,000	117,108
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (b)	490,000	625,181
Series A, 5% 12/1/20 (b)	250,000	257,243
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/21	555,000	582,023
5% 6/1/26	75,000	88,522
5% 6/1/27	20,000	23,528

TOTAL RHODE ISLAND		4,679,025

South Carolina - 0.5%
Greenville County School District Series 2019 C, 4% 6/1/20	5,000,000	5,038,373
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	48,724
Laurens County Wtr. & Swr. Cmnty. Wtrwks. Series 2020, 1.375% 2/1/22	3,000,000	3,011,610
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	61,617
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	108,396
5% 12/1/26	25,000	29,734
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2019 D, 2% 3/2/20	5,600,000	5,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	150,000	169,193
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/22 (b)	310,000	338,613
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	20,000	20,590
Series 2012 C, 5% 12/1/20	400,000	411,801
Series 2014 C:
5% 12/1/22	25,000	27,765
5% 12/1/23	110,000	126,297
Series 2015 C, 5% 12/1/21	400,000	427,524
Series 2015, 5% 12/1/21	225,000	240,602
Series A, 5% 12/1/23	1,015,000	1,165,372

TOTAL SOUTH CAROLINA		16,826,211

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/20	15,000	15,307
4% 11/1/21	10,000	10,496
5% 11/1/22	10,000	11,051

TOTAL SOUTH DAKOTA		36,854

Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,000,000	1,094,730
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	835,000	837,502
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2018, 2.03%, tender 8/1/20 (a)	7,400,000	7,428,736
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (b)	770,000	925,155
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,410,000	3,422,870
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,050,000	2,407,520
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/21	1,235,000	1,312,299
Series 2018, 5% 11/1/22	1,500,000	1,649,670

TOTAL TENNESSEE		19,078,482

Texas - 7.6%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,072,450
(Sandoval Apts. and Valle Verde Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	3,000,000	3,008,073
Series 2019, 1.51%, tender 5/1/22 (a)	6,000,000	6,037,500
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	23,938
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	893,858
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (a)	5,000,000	5,041,000
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	600,000	663,600
Series 2019, 5% 11/15/20 (b)	2,615,000	2,689,612
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/20	235,000	240,193
5% 10/1/21	280,000	296,668
Brownsville Independent School District Series 2017, 4% 8/15/22	1,910,000	2,053,193
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,158,950
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2018, 2.05%, tender 8/1/20 (a)	10,000,000	10,039,621
Series 2019, 2.1%, tender 9/1/22 (a)	2,800,000	2,839,900
Central Reg'l. Mobility Auth.:
Bonds Series 2015 B, 5%, tender 1/6/21 (a)	1,000,000	1,012,440
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	5,962,871
Series 2016:
5% 1/1/21	10,000	10,330
5% 1/1/22	35,000	37,535
5% 1/1/23	55,000	61,118
5% 1/1/24	75,000	86,231
5% 1/1/26	65,000	79,596
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,700,000	1,703,929
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,430,605
Series 2015 B2, 2.125%, tender 8/16/21 (a)	4,000,000	4,071,160
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	3,000,000	3,017,430
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	636,028
Series 2017 A1, 2.125%, tender 8/16/21 (a)	8,180,000	8,325,522
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	75,000	82,590
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/21	65,000	69,440
5% 11/1/22	110,000	121,987
Series 2014 D, 5% 11/1/21 (b)	2,515,000	2,684,612
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	181,822
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,401
Series B6:
5%, tender 2/15/22 (a)	100,000	108,029
5%, tender 2/15/22 (a)	100,000	107,948
Denton Independent School District:
Bonds Series 2013:
2%, tender 8/1/20 (a)	465,000	467,015
2%, tender 8/1/20 (a)	1,065,000	1,069,660
Series 2016, 0% 8/15/25	35,000	32,956
El Paso County Hosp. District Series 2013, 5% 8/15/20	1,160,000	1,178,392
El Paso Independent School District Bonds Series 2020, 2.5%, tender 7/31/27 (a)(e)	2,500,000	2,550,625
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	6,450,000	6,581,774
Series C, 1.35%, tender 8/1/20 (a)	40,000	40,069
Series D, 1.5%, tender 8/1/21 (a)	70,000	70,558
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	35,000	39,318
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	37,860
Grapevine-Colleyville Independent School District Bonds:
Series 2012, 2%, tender 8/1/20 (a)	975,000	979,547
Series B, 2%, tender 8/1/20 (a)	880,000	883,995
Harlandale Independent School District Bonds Series 2015, 3%, tender 8/15/21 (a)	6,000,000	6,055,620
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2015 3, 1 month U.S. LIBOR + 0.850% 1.94%, tender 3/5/20 (a)(c)	665,000	665,218
Series 2019 B, 5%, tender 12/1/22 (a)	5,000,000	5,530,750
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 1.57%, tender 12/1/22 (a)(c)	3,250,000	3,249,968
Series 2013 A, 5% 12/1/21	450,000	481,613
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.05% 6/1/22 (a)(c)	600,000	606,540
Series 2014 A, 5% 12/1/26	120,000	142,141
Series 2015, 5% 10/1/20	570,000	583,534
Series 2019 A:
5% 12/1/20	1,000,000	1,030,110
5% 12/1/21	1,860,000	1,990,665
Series 2020:
5% 6/1/22 (e)	1,000,000	1,090,680
5% 6/1/23 (e)	1,385,000	1,563,734
Harris County Flood Cont. District Series 2019 A, 4% 10/1/20	5,000,000	5,092,607
Harris County Gen. Oblig.:
Series 2012 B, 1.45% 8/15/21 (a)	8,000,000	8,031,920
Series 2019 A, 4% 10/1/20	5,000,000	5,092,900
Harris County Health Facilities Dev. Corp. Rev. Series 2005 A4, 1.18%, tender 7/1/31 (FSA Insured) (a)	1,100,000	1,100,000
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	675,000	711,990
Series 2011 A, 5% 7/1/22 (b)	300,000	316,197
Series 2012 A, 5% 7/1/23 (b)	235,000	256,862
Series 2018 A, 5% 7/1/21 (b)	275,000	290,034
Series 2018 C:
5% 7/1/20 (b)	3,760,000	3,811,040
5% 7/1/21 (b)	335,000	353,358
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/20	2,485,000	2,534,526
Houston Independent School District Bonds:
Series 2012:
1.45%, tender 6/1/20 (a)	4,360,000	4,365,493
2.4%, tender 6/1/21 (a)	2,985,000	3,039,148
Series 2013 B:
1.45%, tender 6/1/20 (a)	2,385,000	2,388,005
2.4%, tender 6/1/21 (a)	3,100,000	3,156,234
Series 2014 A, 2.2%, tender 6/1/20 (a)	3,000,000	3,009,254
Houston Util. Sys. Rev. Bonds:
Series 2012 A, SIFMA Municipal Swap Index + 0.900% 2.05%, tender 3/5/20 (a)(c)	500,000	500,174
Series 2018 C, 1 month U.S. LIBOR + 0.360% 1.489%, tender 8/1/21 (a)(c)	8,000,000	8,006,880
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	132,975
5% 10/15/21	65,000	68,867
Katy Independent School District Bonds Series 2015 C, 1 month U.S. LIBOR + 0.280% 1.391%, tender 8/16/21 (a)(c)	5,000,000	5,001,300
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	543,439
0% 8/15/23	1,000,000	969,120
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/23 (b)	375,000	428,179
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/23	400,000	419,576
(LCRA Transmission Svcs. Corp. Proj.) Series 2019 A, 5% 5/15/21	1,335,000	1,401,149
Series 2010 B, 5% 5/15/21	915,000	922,686
Series 2010, 5% 5/15/20	80,000	80,667
Manor Independent School District Series 2020:
5% 8/1/22 (e)	1,000,000	1,098,830
5% 8/1/23 (e)	750,000	854,985
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	110,153
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(b)	2,555,000	2,562,284
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.12%, tender 5/1/20 (a)(b)	1,700,000	1,700,325
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	66,224
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	295,000	295,590
Series 2018, 5% 8/1/20	1,080,000	1,098,752
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,955
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,715,000	1,833,712
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	2,150,000	2,282,892
Series 2019 A, 5% 1/1/21	1,700,000	1,758,628
Northside Independent School District:
Bonds:
Series 2017, 1.45%, tender 6/1/20 (a)	1,200,000	1,201,512
2%, tender 6/1/21 (a)	2,705,000	2,740,706
Series 2011, 2.125%, tender 8/1/20 (a)	3,705,000	3,723,106
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	1,000,000	1,040,280
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	20,447
San Antonio Arpt. Sys. Rev.:
Series 2012, 4% 7/1/20 (b)	1,385,000	1,398,820
Series 2019 A:
5% 7/1/20 (b)	500,000	506,487
5% 7/1/20 (b)	1,000,000	1,013,241
5% 7/1/21 (b)	640,000	673,939
5% 7/1/21 (b)	1,330,000	1,398,708
5% 7/1/22 (b)	275,000	300,652
5% 7/1/22 (b)	265,000	289,396
5% 7/1/23 (b)	195,000	220,253
5% 7/1/25 (b)	400,000	480,140
5% 7/1/26 (b)	500,000	617,905
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,550,000	3,591,571
Series 2015 D, 3%, tender 12/1/20 (a)	4,000,000	4,062,442
San Antonio Hsg. Trust Fin. Corp. Bonds Series 2019, 1.4%, tender 1/1/22 (a)	5,000,000	5,027,200
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	21,268
5% 9/15/22	75,000	82,567
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	1,015,600
Sherman Independent School District Bonds Series 2018 B:
3%, tender 7/31/20 (a)	75,000	75,651
3%, tender 8/1/20 (a)	205,000	206,778
3%, tender 8/1/20 (a)	3,720,000	3,751,499
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	15,877
5% 8/15/23	20,000	22,683
Series 2013, 5% 9/1/20	20,000	20,406
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (MRC Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	262,443
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	43,153
Series 2017 A, 5% 2/15/24	45,000	52,120
Texas A&M Univ. Rev. Series B, 5% 5/15/20	4,030,000	4,063,866
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2018:
1.17%, tender 2/1/21 (a)	3,800,000	3,800,300
2.2%, tender 5/1/20 (a)	4,000,000	4,006,960
2.23%, tender 5/1/20 (a)	3,300,000	3,306,221
Series 2019, 2.11%, tender 2/1/21	2,880,000	2,904,189
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	165,000	165,533
Series 2019 E2, 2.25%, tender 8/1/22 (a)	740,000	743,841
Series 2013 B, 5.25% 8/1/21 (b)	940,000	996,513
Series 2018, 4% 8/1/21 (b)	790,000	823,686
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
3% 3/15/20	1,850,000	1,851,349
4% 3/15/21	2,000,000	2,065,725
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	2,825,000	2,834,230
Texas Wtr. Dev. Board Rev. Series 2019 A:
5% 10/15/20	1,340,000	1,374,624
5% 4/15/21	850,000	889,695
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,017,200
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,828,201
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,909
Univ. of Texas Board of Regents Sys. Rev. Series 2017 C:
5% 8/15/20	1,090,000	1,110,667
5% 8/15/21	1,945,000	2,063,392

TOTAL TEXAS		257,265,383

Utah - 0.1%
Utah Gen. Oblig. Series 2020, 5% 7/1/23	3,000,000	3,419,190
Virginia - 2.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.125%, tender 4/1/20 (a)(b)	1,070,000	1,070,777
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,750,000	1,793,120
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,000,000	2,292,180
Chesapeake Hosp. Auth. Hosp. Facility Rev. Series 2019, 4% 7/1/20	2,285,000	2,308,635
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,154
5% 7/15/21	10,000	10,512
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	250,000	282,760
Fairfax County Redev. & Hsg. Auth. Rev. Bonds Series 2018:
2.21%, tender 8/1/20 (a)(b)	2,000,000	2,009,727
2.26%, tender 8/1/20 (a)	2,000,000	2,010,136
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	58,268
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,935,000	2,951,460
Hampton Roads Trans. Accountability Commission Series 2019 A, 5% 7/1/22	7,000,000	7,678,510
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	735,000	765,047
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (a)	2,500,000	2,570,375
Series 2008 C, 1.8%, tender 4/1/22 (a)	1,600,000	1,625,744
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,110,000	2,121,833
Newport New Redev. & Hsg. Multi-family Hsg. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	7,000,000	7,029,196
Russell County Poll. Cont. (Appalachian Pwr. Co. Proj.) Series K 4.625% 11/1/21	250,000	250,695
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 1.45%, tender 2/1/22 (a)	5,000,000	5,033,150
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	29,134
5% 6/15/25	20,000	23,998
5% 6/15/26	35,000	43,178
Staunton Redev. & Hsg. Auth. M Bonds Series 2019, 1.95%, tender 5/1/20 (a)	5,500,000	5,528,499
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	805,000	826,172
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C, 5% 8/1/20 (b)	2,000,000	2,033,219
Series 2019 B, 5% 8/1/20 (b)	4,030,000	4,096,937
Virginia Pub. School Auth. School Fing. Series 2018 B, 5% 8/1/20	4,670,000	4,751,867
Virginia Resources Auth. Moral Oblig. (Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/20	1,115,000	1,145,729
Virginia St Pub. School Auth. Spl. Oblig. Series 2018, 5% 3/1/20	3,790,000	3,790,000
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	4,315,000	4,324,050
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,605,000	2,619,609
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	308,712

TOTAL VIRGINIA		71,398,383

Washington - 2.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, SIFMA Municipal Swap Index + 0.300% 1.45%, tender 11/1/21 (a)(c)	20,000,000	20,018,000
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21 (Escrowed to Maturity)	40,000	41,390
King County Hsg. Auth. Rev.:
Series 2018:
2.05% 5/1/20	765,000	766,308
2.15% 5/1/20	405,000	405,771
3.5% 5/1/21	500,000	514,330
Series 2019:
3% 11/1/23	1,175,000	1,260,940
4% 11/1/24	135,000	153,382
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,600,000	3,647,520
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (b)	300,000	315,954
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (b)	1,345,000	1,472,197
Series 2015 C, 5% 4/1/21 (b)	540,000	563,333
Series 2016 B:
5% 10/1/21 (b)	60,000	63,845
5% 10/1/22 (b)	55,000	60,645
5% 10/1/23 (b)	65,000	73,964
Series 2017 C, 5% 5/1/22 (b)	5,540,000	6,011,454
Series 2018 A, 5% 5/1/22 (b)	11,475,000	12,451,523
Series 2019:
5% 4/1/21 (b)	1,000,000	1,043,210
5% 4/1/22 (b)	215,000	232,600
5% 4/1/23 (b)	215,000	240,579
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (b)	500,000	544,170
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 1.44%, tender 11/1/21 (a)(c)	10,000,000	10,002,900
Series 2019 A, 5% 4/1/20	3,520,000	3,531,558
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,132
5% 1/1/21	40,000	41,383
Series 2017:
5% 1/1/22	15,000	16,155
5% 1/1/25	15,000	17,928
5% 1/1/26	10,000	12,335
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/20	1,190,000	1,201,540
Series 2018, 5% 6/1/22	215,000	233,486
Washington Gen. Oblig. Series 2003 C, 0% 6/1/20	345,000	344,301
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	275,793
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	23,745
5% 8/15/26	115,000	140,022
5% 8/15/27	50,000	62,194
Bonds:
Series 2012 B, 5%, tender 10/1/21 (a)	250,000	265,655
Series 2019 B, 5%, tender 8/1/24 (a)	525,000	606,669
Series 2012 A, 5% 10/1/22	445,000	490,911
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Columbia Park Apts. Proj.) Series 2019, 1.39%, tender 7/1/21 (a)	5,000,000	5,020,400

TOTAL WASHINGTON		72,173,222

West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	5,700,000	5,863,191
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	2,445,000	2,544,096
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,125,000	2,129,489
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (b)	960,000	983,472

TOTAL WEST VIRGINIA		11,520,248

Wisconsin - 2.1%
Crosse Resources Recovery Rev. Series 1996, 6% 11/1/21 (b)	1,500,000	1,616,490
Glendale River Hills School District Series 2019, 2% 4/17/20	2,800,000	2,803,399
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (b)	30,000	30,892
5% 12/1/22 (b)	30,000	33,284
5.25% 12/1/23 (b)	35,000	40,464
Series 2016 A, 5% 12/1/22 (b)	1,000,000	1,109,450
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 1.12%, tender 5/1/20 (a)(b)	14,000,000	14,002,680
Series 2017 A-1, 1.12%, tender 5/1/20 (a)(b)	7,500,000	7,501,436
Series 2017 A-2, 1.12%, tender 5/1/20 (a)(b)	16,035,000	16,038,069
Pub. Fin. Auth. Wis Edl. Facilities Series 2018, 5% 7/1/20 (d)	545,000	549,193
Waukesha Gen. Oblig. Series 2019 D, 4% 7/1/20	4,200,000	4,226,696
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	105,289
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	2,020,000	2,040,043
5%, tender 6/1/21 (a)	1,905,000	2,000,917
Series 2018 B, 5%, tender 1/26/22 (a)	5,710,000	6,149,385
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 1.6%, tender 7/27/22 (a)(c)	3,885,000	3,898,170
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 1.7%, tender 7/26/23 (a)(c)	4,000,000	4,022,480
Series 2014 A, 5% 11/15/21	325,000	347,370
Series 2014:
5% 5/1/20	10,000	10,059
5% 5/1/21	15,000	15,636
Series 2019 A:
5% 12/1/23	30,000	34,242
5% 12/1/24	100,000	117,713
5% 12/1/25	125,000	151,289
5% 12/1/26	200,000	248,110
Series 2019, 5% 10/1/21	400,000	425,568
Series 2020, 4% 7/1/21	820,000	851,250
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/21	370,000	395,859
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2010, 5% 12/15/20	350,000	353,884
Series 2012, 5% 10/1/21	30,000	31,918
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (b)	1,195,000	1,199,815
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	985,000	986,120

TOTAL WISCONSIN		71,337,170

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, 1.47%, tender 9/1/21 (a)	5,000,000	5,004,700
TOTAL MUNICIPAL BONDS
(Cost $1,949,669,381)		1,966,786,195

Municipal Notes - 29.0%
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2013 B, 1.44% 3/6/20, VRDN (a)	6,705,000	$6,705,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.32% 3/2/20, VRDN (a)(b)	800,000	800,000
Tuscaloosa County Indl. Dev. Auth. Solid Waste Disp. Rev. (Nucor Corp. Proj.) Series 2004, 1.33% 3/4/20, VRDN (a)(b)	2,700,000	2,700,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.32% 3/2/20, VRDN (a)(b)	130,000	130,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.32% 3/2/20, VRDN (a)(b)	500,000	500,000

TOTAL ALABAMA		10,835,000

Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.31% 3/6/20, VRDN (a)(b)	2,800,000	2,800,000
California - 0.9%
1500 Mission Urban Hsg. LP Participating VRDN Series DBE 80 38, 1.5% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,500,000	1,500,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,400,000	1,400,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,400,000	1,400,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.27% 4/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,430,000	2,430,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Westgate Pasadena Apts. Proj.) Series 2013 B, 1.36% 3/6/20, VRDN (a)(b)	3,000,000	3,000,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.4% 3/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,705,000	1,705,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.4% 3/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	300,000	300,000
Series Floaters ZF 26 76, 1.35% 3/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	2,000,000	2,000,000
Series Floaters ZM 06 41, 1.4% 3/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	5,250,000	5,250,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 80 49, 1.5% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,000,000	5,000,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.46% 3/6/20, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	350,000	350,000
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.45% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	4,245,000	4,245,000

TOTAL CALIFORNIA		28,580,000

Colorado - 1.9%
Colorado Ed. Ln. Prog. TRAN Series 2019 A, 3% 6/29/20	5,000,000	5,034,769
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.5% 3/6/20, LOC Deutsche Bank AG, VRDN (a)	785,000	785,000
Colorado Gen. Fdg. Rev. TRAN Series 2019, 3% 6/26/20	30,000,000	30,203,259
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.4% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	1,700,000	1,700,000
Series Floaters XF 10 36, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Series Floaters XL 00 90, 1.4% 3/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	25,225,000	25,225,000
Series Floaters XM 07 15, 1.45% 3/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,600,000	1,600,000

TOTAL COLORADO		65,348,028

District Of Columbia - 0.1%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,500,000	2,500,000
Florida - 2.3%
Aqua One Cmnty. Dev. District Participating VRDN Series Floaters XF 10 76, 1.4% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,900,000	4,900,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.4% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,160,000	2,160,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 1.35% 3/6/20 (Liquidity Facility Citibank NA) (a)(b)(f)(g)	6,730,000	6,730,000
Series XX 11 15, 1.33% 3/6/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	900,000	900,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.27% 3/2/20, VRDN (a)(b)	150,000	150,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 1.4% 3/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,200,000	1,200,000
Broward County School District TAN Series 2019, 3% 6/30/20	10,000,000	10,069,471
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 1.25% 3/6/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	1,165,000	1,165,000
Jacksonville Health Care Series 2020, 1.17% 8/10/20, CP	2,000,000	1,999,637
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 1.29% 3/6/23, VRDN (a)	3,100,000	3,100,000
Miami-Dade County Series A1, 1.12% 3/17/20, LOC Bank of America NA, CP (b)	5,000,000	4,999,702
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	500,000	500,000
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 1.4% 4/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	37,500,000	37,500,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.23% 3/6/20, LOC Wells Fargo Bank NA, VRDN (a)	560,000	560,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters XF 25 17, 1.25% 3/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,210,000	2,210,000

TOTAL FLORIDA		78,143,810

Georgia - 0.6%
Atlanta Arpt. Rev.:
Series J1, 1.45% 3/23/20, LOC Bank of America NA, CP	5,036,000	5,036,870
Series J2, 1.9% 3/23/20, LOC Bank of America NA, CP (b)	1,500,000	1,500,254
Series L2, 0% 3/23/20, LOC JPMorgan Chase Bank, CP (b)	2,000,000	1,998,518
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.27% 3/2/20, VRDN (a)(b)	2,665,000	2,665,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 1.22% 3/2/20, VRDN (a)(b)	6,565,000	6,565,000
Private Colleges & Univs. Auth. Series 2020, 1.15% 5/14/20, CP	3,000,000	2,999,309

TOTAL GEORGIA		20,764,951

Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2019, 3% 6/30/20	13,500,000	13,594,233
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.36% 3/6/20 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,590,000	1,590,000

TOTAL IDAHO		15,184,233

Illinois - 0.6%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.3% 3/6/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,700,000	3,700,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.4% 3/6/20 (Liquidity Facility Citibank NA) (a)(f)(g)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.38% 3/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,280,000	1,280,000
Illinois Edl. Facilities Auth. Rev. Series 2019, 1.16% 4/2/20, LOC Northern Trust Co., CP	1,100,000	1,099,976
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XM 01 86, 1.4% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,000,000	1,000,000
Series Floaters XM 07 11, 1.45% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,400,000	7,400,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 87, 1.5% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,000,000	1,000,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 1.3% 3/6/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,620,000	1,620,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 1.35% 3/6/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000

TOTAL ILLINOIS		20,199,976

Indiana - 0.5%
Ctr. Grove Multi-Facility School Bldg. Corp. BAN Series 2019, 2.5% 12/15/20	3,200,000	3,210,055
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	650,000	650,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.22% 3/6/20, VRDN (a)(b)	1,070,000	1,070,000
Series 2003 B, 1.26% 3/6/20, VRDN (a)(b)	4,750,000	4,750,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. Series 2005, 1.26% 3/6/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)(d)	300,000	300,000
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 1.35% 3/6/20, LOC PNC Bank NA, VRDN (a)(b)	605,000	605,000
Indiana Univ. Student Fee Revs. Series 2019:
1.17% 5/11/20, CP	2,000,000	1,999,867
1.25% 3/24/20, CP	3,050,000	3,050,011
1.26% 5/11/20, CP	1,325,000	1,324,988

TOTAL INDIANA		16,959,921

Kansas - 0.4%
Baldwin City BAN Series 2020 A, 4.4% 3/1/21	2,000,000	2,067,306
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.25% 3/6/20, VRDN (a)	500,000	500,000
Wichita Gen. Oblig. BAN Series 298, 4% 10/15/20	10,000,000	10,192,867

TOTAL KANSAS		12,760,173

Kentucky - 0.4%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.35% 3/6/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	900,000	900,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.31% 3/2/20, VRDN (a)(b)	5,900,000	5,900,000
Series 1999 C, 1.3% 3/2/20, VRDN (a)(b)	7,200,000	7,200,000

TOTAL KENTUCKY		14,000,000

Louisiana - 1.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.29% 3/6/20, VRDN (a)	11,800,000	11,800,000
Series 2010 B1, 1.27% 3/6/20, VRDN (a)	35,820,000	35,820,000

TOTAL LOUISIANA		47,620,000

Maryland - 0.9%
Baltimore County Gen. Oblig. BAN Series 2019, 4% 3/19/20	17,300,000	17,325,848
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.35%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	4,500,000	4,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 005, 1.3% 3/5/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,200,000	1,200,000
Series 006, 1.35% 4/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,700,000	1,700,000
Series XF 10 21, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,800,000	4,800,000

TOTAL MARYLAND		29,525,848

Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2020, 1.15% 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	2,000,000	1,999,981
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.4% 3/6/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	2,075,000	2,075,000
Massachusetts Gen. Oblig. RAN Series 2019:
4% 5/21/20	8,000,000	8,055,030
4% 6/18/20	2,000,000	2,018,463
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	500,000	502,153
Series 2019 B, 2.5% 7/9/20	1,300,000	1,306,608
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	1,300,000	1,305,487

TOTAL MASSACHUSETTS		17,262,722

Michigan - 0.9%
Michigan Fin. Auth. Rev. RAN Series 2019 A:
2% 8/20/20, LOC JPMorgan Chase Bank	15,000,000	15,077,337
4% 8/20/20	13,000,000	13,187,821
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2005, 1.35% 3/6/20, LOC PNC Bank NA, VRDN (a)(b)	720,000	720,000
Waterford School District RAN Series 2019, 2% 9/23/20	2,600,000	2,612,402

TOTAL MICHIGAN		31,597,560

Minnesota - 0.3%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.4% 4/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	5,000,000	5,000,000
Univ. of Minnesota Gen. Oblig. Series G, 1.05% 3/10/20, CP	4,000,000	3,999,830

TOTAL MINNESOTA		8,999,830

Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.38% 3/6/20, LOC Cap. One Bank, VRDN (a)(b)	450,000	450,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.22% 3/2/20, VRDN (a)(b)	5,960,000	5,960,000
Mississippi Hosp. Equip. & Facilities Auth. Series III, 1.05% tender 3/5/20, CP mode	1,800,000	1,799,997

TOTAL MISSISSIPPI		8,209,997

Missouri - 0.4%
Curators of the Univ. of Missouri:
Series 2020, 1.13% 5/21/20, CP	6,500,000	6,498,809
Series A, 1.2% 3/6/20, CP	2,350,000	2,350,030
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 07 45, 1.37% 3/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	3,500,000	3,500,000

TOTAL MISSOURI		12,348,839

Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.33% 3/6/20, VRDN (a)(b)	125,000	125,000
Nevada - 0.0%
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.38% 3/6/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000
New Jersey - 0.6%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	3,100,000	3,115,647
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 B, 2.75% 4/17/20	5,000,000	5,011,049
Millburn Township Gen. Oblig. BAN Series 2019, 2.25% 6/12/20	1,400,000	1,404,750
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	2,900,000	2,917,349
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	1,600,000	1,609,050
Warren Township School District BAN Series 2019, 2.5% 7/23/20	2,246,000	2,257,089
Wood-Ridge Gen. Oblig. BAN Series 2019, 2% 9/11/20	3,000,000	3,015,351

TOTAL NEW JERSEY		19,330,285

New York - 7.0%
Binghamton Gen. Oblig. BAN Series 2019 B, 3.5% 4/17/20	5,000,000	5,015,397
Broome County Gen. Oblig. BAN Series 2019 A, 2.5% 5/1/20	5,000,000	5,012,368
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 1.38% 3/6/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	8,800,000	8,800,000
Galway Cent School District BAN Series 2019, 3% 4/30/20	5,000,000	5,015,270
Hempstead Union Free School District TAN Series 2019, 2.5% 6/25/20	2,000,000	2,009,358
Middletown BAN Series 2019, 2% 8/27/20	16,419,175	16,500,179
Nassau County Gen. Oblig.:
BAN Series 2019 A, 5% 6/1/20	11,500,000	11,616,564
RAN Series A, 2% 12/9/20	10,000,000	10,080,248
Nassau County IDA Bryant Landing Participating VRDN Series BAML 50 18, 1.38% 3/6/20 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	7,400,000	7,400,000
New York City Gen. Oblig. Series 2006, 1.25% 3/6/20 (FSA Insured), VRDN (a)	7,625,000	7,625,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	12,000,000	12,579,840
5% 5/15/21	570,000	597,542
Series 2018 B1, 5% 5/15/20	5,375,000	5,419,180
Series 2018 C, 5% 9/1/21	4,030,000	4,272,243
Series 2019 B, 5% 5/15/22	9,910,000	10,750,170
Series 2019 C, 4% 7/1/20	7,000,000	7,071,475
Series 2019 D1, 5% 9/1/22	30,600,000	33,664,284
Series 2019 E, 4% 9/1/20	10,000,000	10,150,590
Participating VRDN Series XX 11 13, 1.23% 3/6/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,100,000	2,100,000
New York Pwr. Auth. Series 1, 1.13% 5/5/20, CP	5,000,000	4,998,985
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 19, 1.23% 3/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	500,000	500,000
Port Chester-Rye BAN Series 2019, 2.5% 6/12/20	10,000,000	10,039,999
Poughkeepsie Gen. Oblig. BAN Series 2019 A, 3% 5/2/20	1,417,544	1,420,376
Rockland County Gen. Oblig. TAN Series 2019, 3% 4/2/20	5,800,000	5,809,402
Smithtown Central School District TAN Series 2019, 1.75% 6/26/20	1,500,000	1,503,965
South Glens Falls Central School District BAN Series 2019 B, 2.5% 7/24/20	600,000	603,221
Suffolk County Gen. Oblig.:
RAN Series 2019, 2% 3/20/20	10,000,000	10,005,154
TAN Series I, 2.5% 7/23/20	32,000,000	32,186,928
Village of Island Park BAN Series 2019 A, 3% 3/5/20	2,442,000	2,442,418

TOTAL NEW YORK		235,190,156

Non-State Specific - 0.1%
Pittsburg WTSW Participating VRDN Series 50 27, 1.4% 3/2/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	3,000,000	3,000,000
North Carolina - 0.1%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.33% 3/6/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	400,000	400,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.31% 3/6/20, VRDN (a)(b)	500,000	500,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series XG 01 35, 1.32% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,025,000	2,025,000

TOTAL NORTH CAROLINA		2,925,000

Ohio - 0.6%
Coshocton City BAN Series 2020, 2.5% 2/18/21	1,245,000	1,261,136
Finneytown Local School District BAN Series 2020, 2.25% 4/15/20	2,500,000	2,503,448
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	600,000	601,797
Newark Gen. Oblig. BAN Series 2020, 2.75% 9/24/20 (e)	965,000	972,633
Ohio Higher Edl. Facility Commission Rev. Series B5, 1.13% tender 3/19/20, CP mode	4,000,000	3,999,972
Ohio Indl. Dev. Rev. Series 2000, 1.38% 3/5/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	900,000	900,000
Tipp City BAN Series 2020 A, 2% 2/11/21	1,000,000	1,008,406
Trumbull County BAN Series 2019 2, 2% 7/23/20	2,375,000	2,383,687
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20	5,000,000	5,033,349

TOTAL OHIO		18,664,428

Pennsylvania - 0.7%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.29% 3/6/23, VRDN (a)	4,100,000	4,100,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.25% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,300,000	3,300,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series A4, 1.35% 3/6/20, LOC PNC Bank NA, VRDN (a)(b)	300,000	300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.29% 3/6/23, VRDN (a)	8,135,000	8,135,000
Philadelphia Arpt. Rev. Series 2019, 1.21% 3/19/20, LOC Wells Fargo Bank NA, CP (b)	3,000,000	3,000,061
Philadelphia School District TRAN Series 2019 C, 4% 3/31/20	5,500,000	5,513,387

TOTAL PENNSYLVANIA		24,348,448

South Carolina - 0.3%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1997, 1.33% 3/6/20, VRDN (a)(b)	1,100,000	1,100,000
Series A, 1.28% 3/6/20, VRDN (a)(b)	600,000	600,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 1.25% 3/6/20 (a)(f)(g)	8,020,000	8,020,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 1.55% 3/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	1,000,000	1,000,000
Series Floaters XM 02 91, 1.4% 3/6/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	300,000	300,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.55% 3/6/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	80,000	80,000

TOTAL SOUTH CAROLINA		11,100,000

Tennessee - 0.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 1.26% 3/6/20, VRDN (a)	1,910,000	1,910,000
Tennessee Gen. Oblig. Series 2019, 1.15% 4/8/20 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,000,000	3,000,020

TOTAL TENNESSEE		4,910,020

Texas - 5.1%
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Series 2006, 1.23% 3/6/20, LOC Citibank NA, VRDN (a)(b)	3,065,000	3,065,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.35% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.27% 3/6/20 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,085,000	1,085,000
Garland Util. Sys. Rev. Series 2018, 1.25% 3/4/20, LOC Bank of America NA, CP	2,000,000	2,000,010
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 1.24% 3/2/20, VRDN (a)(b)	5,700,000	5,700,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 B3, 1.22% tender 5/4/20, CP mode	5,000,000	4,998,728
Series 2019, 1.15% tender 5/19/20, CP mode	6,390,000	6,389,530
Harris County Gen. Oblig. Series D, 1.1% 5/7/20 (Liquidity Facility JPMorgan Chase Bank), CP	2,500,000	2,499,572
Houston Arpt. Sys. Rev.:
Series 2020, 1.1% 3/6/20, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,000,000	3,999,915
Series A, 1.1% 3/4/20, LOC Sumitomo Mitsui Banking Corp., CP (b)	7,300,000	7,299,880
Houston Gen. Oblig. TRAN Series 2019, 3% 6/26/20	5,000,000	5,032,598
Lower Colorado River Auth. Rev. Series 2020, 1.16% 4/9/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500,000	5,499,945
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 1.3% 3/6/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,100,000	2,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.39% 3/6/20, VRDN (a)(b)	31,915,000	31,915,000
Series 2010 C, 1.29% 3/2/20, VRDN (a)	1,620,000	1,620,000
Series 2010 D:
1.34% 3/6/20, VRDN (a)	4,300,000	4,300,000
1.35% 3/6/20, VRDN (a)	1,700,000	1,700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 1.35% 4/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	8,200,000	8,200,000
Texas A&M Univ. Rev. Series 2019, 1.15% 5/5/20, CP	1,550,000	1,549,906
Texas Gen. Oblig.:
Series 2004 B, 1.23% 3/6/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,655,000	6,655,000
Series 2012 B, 1.18% 3/6/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	400,000	400,000
TRAN Series 2019, 4% 8/27/20	43,000,000	43,664,088
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.4% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,100,000	2,100,000
Texas Pub. Fin. Auth. Rev. Series 2008, 1.05% 5/5/20 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,000,000	4,998,711
Texas Trans. Commission Participating VRDN Series XM 07 53, 1.4% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700,000	1,700,000
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.02% 5/15/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,000,000	3,998,559
1.13% 7/2/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,500,000	7,496,651

TOTAL TEXAS		172,848,093

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 ZF 0540, 1.35% 3/6/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,500,000	1,500,000
Series Floaters XM 06 99, 1.45% 3/6/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	6,600,000	6,600,000

TOTAL UTAH		8,100,000

Virginia - 0.3%
Longwood Hsg. Foundation LLC Participating VRDN Series DBE 80 39, 1.5% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,000,000	4,000,000
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 1.5% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,625,000	5,625,000

TOTAL VIRGINIA		9,625,000

Washington - 0.2%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 1.38% 3/6/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	625,000	625,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.28% 3/6/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	855,000	855,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.5% 4/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	5,200,000	5,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.3% 3/6/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	800,000	800,000

TOTAL WASHINGTON		7,480,000

Wisconsin - 0.4%
Brodhead Indl. Dev. Series 2000, 1.3% 3/5/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	800,000	800,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.22% 3/6/20 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.33% 3/6/20 (a)(f)(g)	1,060,000	1,060,000
Milwaukee Gen. Oblig. RAN Series 2019 R2:
3% 5/7/20	5,000,000	5,018,302
4% 5/7/20	5,000,000	5,027,287

TOTAL WISCONSIN		14,275,589

TOTAL MUNICIPAL NOTES
(Cost $974,613,897)		975,682,907
	Shares	Value

Municipal Bond Funds - 3.3%
JPMorgan Ultra-Short Municipal Fund Class I	9,955,356	$100,250,436
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 1.5%(a)(i)	5,000,000	5,000,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 1.45%(a)(d)(i)	6,800,000	6,800,000
TOTAL MUNICIPAL BOND FUNDS
(Cost $111,980,598)		112,050,436

Money Market Funds - 10.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.50% (j)(k)	54,762,088	54,762,088
Fidelity Municipal Cash Central Fund 1.19%(l)(m)	25,315,468	25,318,000
Fidelity SAI Municipal Money Market Fund 1.19% (j)(k)	256,465,131	256,465,050
State Street Institutional U.S. Government Money Market Fund Premier Class 1.53% (j)	5,484,886	5,484,886
TOTAL MONEY MARKET FUNDS
(Cost $342,021,291)		342,030,024
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,378,285,167)		3,396,549,562
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(31,884,984)
NET ASSETS - 100%		$3,364,664,578

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,511,104 or 0.4% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,500,000 or 0.1% of net assets.

 (i) Non-income producing

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Affiliated Fund

 (l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.35%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	1/2/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65
Fidelity Municipal Cash Central Fund	241,059
Total	$241,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 1.50%	$200,078,086	$78,835,808	$224,151,806	$3,108,489	$--	$--	$54,762,088
Fidelity SAI Municipal Money Market Fund 1.19%	281,762,299	68,303,306	93,577,193	2,163,879	4,833	(28,195)	256,465,050
Total	$481,840,385	$147,139,114	$317,728,999	$5,272,368	$4,833	$(28,195)	$311,227,138

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.